UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03599

Name of Fund:   The Royce Fund
Fund Address:   745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2015

Date of reporting period: 9/30/2015

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.2%

Consumer Discretionary – 16.4%
Auto Components - 2.7%
Dorman Products [1]	324,921	$16,535,230
Drew Industries	503,863	27,515,958
Gentex Corporation	1,257,644	19,493,482
Standard Motor Products	102,351	3,570,003
STRATTEC SECURITY [2]	267,950	16,896,927
Superior Industries International	468,500	8,751,580

		92,763,180

Automobiles - 1.3%
Thor Industries	534,005	27,661,459
Winnebago Industries	868,900	16,639,435

		44,300,894

Distributors - 1.1%
Core-Mark Holding Company	358,690	23,476,261
Fenix Parts [1,3]	164,200	1,096,856
Weyco Group [2]	544,200	14,715,168

		39,288,285

Diversified Consumer Services - 0.8%
Liberty Tax Cl. A	545,224	12,698,267
Sotheby’s	425,000	13,591,500
Universal Technical Institute	673,600	2,364,336

		28,654,103

Hotels, Restaurants & Leisure - 0.0%
MTY Food Group	28,600	682,157

Household Durables - 1.3%
Cavco Industries [1]	18,300	1,246,047
Ethan Allen Interiors	940,588	24,840,929
Flexsteel Industries	3,500	109,375
NVR [1]	12,429	18,956,959

		45,153,310

Internet & Catalog Retail - 0.3%
Blue Nile [1]	117,868	3,953,293
FTD Companies [1]	189,300	5,641,140

		9,594,433

Leisure Products - 0.2%
Nautilus [1]	495,700	7,435,500
Smith & Wesson Holding Corporation [1]	28,400	479,108

		7,914,608

Media - 2.0%
E.W. Scripps Company Cl. A	205,387	3,629,188
Harte-Hanks	276,640	976,539
Media General [1,3]	124,600	1,743,154
Morningstar	339,195	27,223,791
Rentrak Corporation [1]	244,965	13,245,257
Saga Communications Cl. A	142,034	4,773,763
Wiley (John) & Sons Cl. A	343,193	17,169,946

		68,761,638

Multiline Retail - 0.4%
Dillard’s Cl. A	137,400	12,007,386

Specialty Retail - 4.9%
American Eagle Outfitters	804,591	12,575,757
America’s Car-Mart [1]	394,800	13,063,932
Ascena Retail Group [1]	346,832	4,824,433
Buckle (The)	684,211	25,295,280
Cato Corporation (The) Cl. A	490,696	16,698,385
Destination Maternity	653,267	6,023,122
DSW Cl. A	469,500	11,883,045
GameStop Corporation Cl. A	375,300	15,466,113
Genesco [1]	397,153	22,665,522
Monro Muffler Brake	247,600	16,725,380
Shoe Carnival	669,181	15,926,508
Stein Mart	967,918	9,369,446

		170,516,923

Textiles, Apparel & Luxury Goods - 1.4%
Carter’s	2,605	236,117
Deckers Outdoor [1]	244,920	14,220,055
Fossil Group [1,3]	26,810	1,498,143
Movado Group	577,556	14,918,271
Steven Madden [1]	66,946	2,451,563
Wolverine World Wide	624,800	13,520,672

		46,844,821

Total		566,481,738

Consumer Staples – 2.5%
Food & Staples Retailing - 0.1%
Village Super Market Cl. A	196,997	4,651,099

Food Products - 1.4%
Cal-Maine Foods	346,700	18,933,287
Farmer Bros. [1]	47,777	1,301,923
Industrias Bachoco ADR	83,060	5,074,966
John B. Sanfilippo & Son	19,300	989,318
Sanderson Farms	208,000	14,262,560
Seneca Foods Cl. A [1]	247,792	6,529,319
Seneca Foods Cl. B [1]	7,197	230,304
SunOpta [1]	167,639	814,726

		48,136,403

Personal Products - 1.0%
Inter Parfums	329,600	8,177,376
Nu Skin Enterprises Cl. A	452,235	18,668,261
Nutraceutical International [1]	300,000	7,083,000

		33,928,637

Total		86,716,139

Energy – 3.4%
Energy Equipment & Services - 3.3%
Atwood Oceanics	393,221	5,823,603
CARBO Ceramics	151,100	2,869,389
Era Group [1]	645,540	9,663,734
Helmerich & Payne	260,930	12,331,552
Matrix Service [1]	647,867	14,557,571
Oil States International [1]	243,983	6,375,276
Pason Systems	1,444,220	20,302,411
RPC [3]	827,275	7,321,384
SEACOR Holdings [1]	390,309	23,344,381
TGS-NOPEC Geophysical	230,465	4,259,993
Tidewater	12,000	157,680
Unit Corporation [1]	681,749	7,676,494

		114,683,468

Oil, Gas & Consumable Fuels - 0.1%
Sprott Resource [1]	457,300	209,032
World Fuel Services	6,000	214,800
WPX Energy [1]	66,000	436,920

		860,752

Total		115,544,220

Financials – 13.7%
Banks - 1.3%
Ames National	22,498	515,879
Blue Hills Bancorp	246,490	3,413,887
BOK Financial	103,600	6,703,956
Camden National	154,788	6,253,435
City Holding Company	121,270	5,978,611
First Citizens BancShares Cl. A	91,826	20,752,676

		43,618,444

Capital Markets - 5.3%
AllianceBernstein Holding L.P.	514,000	13,672,400
Artisan Partners Asset Management Cl. A	358,210	12,619,738
ASA Gold and Precious Metals	98,100	767,142
Citadel Capital [1]	6,165,715	1,267,756
Cowen Group [1]	1,747,086	7,966,712
Diamond Hill Investment Group	138,217	25,713,891
Dundee Corporation Cl. A [1]	724,100	4,677,214
Federated Investors Cl. B	767,749	22,187,946
Lazard Cl. A	219,767	9,515,911
Manning & Napier Cl. A	650,192	4,785,413
Reinet Investments	238,550	4,667,684
Reinet Investments DR	1,300,000	2,761,397
Rothschild & Co	328,346	9,554,604
SEI Investments	475,165	22,917,208
Sprott	5,342,000	9,487,104
Stifel Financial [1]	58,400	2,458,640
Virtus Investment Partners	72,970	7,333,485
Westwood Holdings Group	380,735	20,692,947

		183,047,192

Diversified Financial Services - 1.7%
Bolsa Mexicana de Valores	6,475,500	10,158,608
PICO Holdings [1,2]	1,155,841	11,188,541
Sofina	181,300	20,190,521
TMX Group	432,000	15,169,367

		56,707,037

Insurance - 2.6%
Alleghany Corporation [1]	10,350	4,844,939
Allied World Assurance Company
Holdings	18,558	708,359
E-L Financial	42,300	21,712,309
Greenlight Capital Re Cl. A [1]	666,204	14,843,025
MBIA [1]	2,568,477	15,616,340
ProAssurance Corporation	41,500	2,036,405
Reinsurance Group of America	175,821	15,927,624
RLI Corp.	273,181	14,623,379

		90,312,380

Investment Companies - 0.6%
British Empire Securities and General
Trust	183,727	1,270,282
RIT Capital Partners	803,500	18,244,253

		19,514,535

Real Estate Management & Development - 1.0%
AV Homes [1]	68,700	928,824
FRP Holdings [1,2]	546,212	16,462,830
Jones Lang LaSalle	3,500	503,195
Kennedy-Wilson Holdings	22,800	505,476
St. Joe Company (The) [1,3]	105,000	2,008,650
Tejon Ranch [1]	707,615	15,433,083

		35,842,058

Thrifts & Mortgage Finance - 1.2%
Genworth MI Canada [3]	1,405,927	30,288,798
TrustCo Bank Corp. NY	1,967,551	11,490,498

		41,779,296

Total		470,820,942

Health Care – 7.2%
Biotechnology - 0.4%
ARIAD Pharmaceuticals [1,3]	121,250	708,100
Lexicon Pharmaceuticals [1,3]	208,785	2,242,351
Myriad Genetics [1]	193,960	7,269,621
OPKO Health [1,3]	385,950	3,245,839
Progenics Pharmaceuticals [1]	278,500	1,593,020

		15,058,931

Health Care Equipment & Supplies - 2.3%
Analogic Corporation	223,000	18,294,920
Atrion Corporation	3,203	1,200,997
IDEXX Laboratories [1]	246,000	18,265,500
Merit Medical Systems [1]	695,586	16,631,461
STERIS Corporation	232,500	15,105,525
SurModics [1]	333,000	7,272,720
Teleflex	20,300	2,521,463
Trinity Biotech ADR Cl. A	87,000	995,280

		80,287,866

Health Care Providers & Services - 1.6%
Aceto Corporation	213,826	5,869,524
Chemed Corporation	31,900	4,257,693
HealthSouth Corporation	386,913	14,845,852
Landauer	420,400	15,550,596
U.S. Physical Therapy	339,800	15,253,622

		55,777,287

Life Sciences Tools & Services - 2.6%
Bio-Rad Laboratories Cl. A [1]	147,112	19,758,613
Bio-Techne	268,310	24,807,942
ICON [1]	150,700	10,695,179
Mettler-Toledo International [1]	59,400	16,913,556
PAREXEL International [1]	262,600	16,260,192

		88,435,482

Pharmaceuticals - 0.3%
Lannett Company [1,3]	235,166	9,764,092

Total		249,323,658

Industrials – 23.7%
Aerospace & Defense - 1.2%
HEICO Corporation	461,135	22,540,279
HEICO Corporation Cl. A	134,840	6,123,084
Teledyne Technologies [1]	157,700	14,240,310

		42,903,673

Air Freight & Logistics - 1.3%
Echo Global Logistics [1]	217,904	4,270,919
Forward Air	602,500	24,997,725
Hub Group Cl. A [1]	194,700	7,089,027
UTi Worldwide [1]	2,021,500	9,278,685

		45,636,356

Building Products - 1.3%
AAON	966,862	18,737,785
Gibraltar Industries [1]	488,320	8,960,672
Insteel Industries	82,159	1,321,117
Simpson Manufacturing	423,600	14,186,364

		43,205,938

Commercial Services & Supplies - 3.3%
Copart [1]	791,252	26,032,191
Healthcare Services Group	337,000	11,356,900
Heritage-Crystal Clean [1]	242,158	2,486,963
Mobile Mini	352,000	10,838,080
Ritchie Bros. Auctioneers	1,250,490	32,362,681
Steelcase Cl. A	291,960	5,374,983
Team [1]	483,098	15,517,108
UniFirst Corporation	96,026	10,256,537
Waste Connections	19,000	923,020

		115,148,463

Construction & Engineering - 1.4%
EMCOR Group	324,800	14,372,400
Jacobs Engineering Group [1]	49,000	1,834,070
KBR	1,307,172	21,777,485
MYR Group [1]	422,784	11,076,941

		49,060,896

Electrical Equipment - 1.3%
AZZ	118,452	5,767,428
Encore Wire	272,379	8,898,622
Franklin Electric	527,600	14,366,548
Global Power Equipment Group	467,854	1,717,024
Hubbell Cl. B	5,100	433,245
Preformed Line Products [2]	320,878	11,920,618

		43,103,485

Industrial Conglomerates - 0.4%
Carlisle Companies	19,625	1,714,832
Raven Industries	727,945	12,338,668

		14,053,500

Machinery - 8.0%
Alamo Group	223,612	10,453,861
CIRCOR International	490,789	19,690,455
CLARCOR	289,000	13,779,520
Columbus McKinnon	220,305	4,000,739
Donaldson Company	10,200	286,416
Federal Signal	918,541	12,593,197
Gorman-Rupp Company (The)	59,666	1,430,194
Graco	248,349	16,646,833
Graham Corporation	34,000	600,100
Hyster-Yale Materials Handling Cl. A	40,070	2,317,248
IDEX Corporation	8,500	606,050
John Bean Technologies	644,543	24,653,770
Kadant	32,300	1,260,023
Kennametal	695,366	17,307,660
Lincoln Electric Holdings	232,019	12,164,756
Lindsay Corporation	122,100	8,277,159
Lydall [1]	141,443	4,029,711
Miller Industries	248,825	4,862,040
Mueller Industries	55,600	1,644,648
Nordson Corporation	190,300	11,977,482
RBC Bearings [1]	384,500	22,966,185
Sun Hydraulics	707,487	19,434,668
Tennant Company	478,800	26,898,984
Valmont Industries	221,395	21,008,172
Wabash National [1]	92,400	978,516
Wabtec Corporation	175,277	15,433,140

		275,301,527

Professional Services - 2.4%
Advisory Board (The) [1]	440,223	20,047,755
Exponent	501,378	22,341,404
Franklin Covey [1]	80,000	1,284,800
Heidrick & Struggles International	32,800	637,960
ICF International [1]	89,200	2,710,788
Korn/Ferry International	179,900	5,949,293
ManpowerGroup	205,505	16,828,805
Robert Half International	50,850	2,601,486
RPX Corporation [1]	252,652	3,466,385
TrueBlue [1]	253,670	5,699,965

		81,568,641

Road & Rail - 1.3%
Knight Transportation	39,200	940,800
Landstar System	361,900	22,969,793
Patriot Transportation Holding [1]	106,804	2,568,636
Universal Truckload Services	721,984	11,241,291
Werner Enterprises	275,400	6,912,540

		44,633,060

Trading Companies & Distributors - 1.5%
Applied Industrial Technologies	603,001	23,004,488
MSC Industrial Direct Cl. A	378,440	23,096,194
Richelieu Hardware	102,700	5,123,841

		51,224,523

Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings [1]	959,087	11,700,861

Total		817,540,923

Information Technology – 20.4%
Communications Equipment - 0.8%
ADTRAN	70,500	1,029,300
Brocade Communications Systems	1,243,950	12,912,201
Digi International [1]	373,144	4,399,368
NETGEAR [1]	196,618	5,735,347
TESSCO Technologies	224,710	4,727,898

		28,804,114

Electronic Equipment, Instruments & Components - 11.4%
Anixter International [1]	262,100	15,144,138
AVX Corporation	1,026,621	13,438,469
Badger Meter	252,114	14,637,739
Benchmark Electronics [1]	1,173,914	25,544,369
Cognex Corporation	396,790	13,637,672
Coherent [1]	421,270	23,043,469
Dolby Laboratories Cl. A	360,501	11,752,333
DTS [1,2]	953,629	25,461,894
Fabrinet [1]	926,378	16,980,509
FARO Technologies [1]	336,600	11,781,000
FLIR Systems	819,200	22,929,408
HollySys Automation Technologies	342,100	5,979,908
IPG Photonics [1]	230,145	17,484,116
Key Tronic [1,2]	652,735	6,540,405
Methode Electronics	32,500	1,036,750
MTS Systems	366,474	22,028,752
National Instruments	899,900	25,008,221
Newport Corporation [1]	1,562,422	21,483,302
PC Connection	906,418	18,790,045
Plexus Corporation [1]	385,200	14,861,016
Richardson Electronics	157,551	927,975
Rofin-Sinar Technologies [1]	1,042,194	27,024,090
Rogers Corporation [1]	245,471	13,054,148
ScanSource [1]	186,187	6,602,191
Vishay Intertechnology	1,685,341	16,330,954

		391,502,873

Internet Software & Services - 0.3%
j2 Global	86,410	6,122,149
Stamps.com [1]	9,000	666,090
Textura Corporation [1,3]	178,500	4,612,440

		11,400,679

IT Services - 0.9%
Calian Technologies	7,000	85,500
Computer Task Group	415,472	2,571,772
ManTech International Cl. A	167,463	4,303,799
MAXIMUS	287,300	17,111,588
Net 1 UEPS Technologies [1]	26,000	435,240
Sykes Enterprises [1]	241,872	6,167,736

		30,675,635

Semiconductors & Semiconductor Equipment - 3.5%
Advanced Energy Industries [1]	541,514	14,241,818
Brooks Automation	252,800	2,960,288
Cabot Microelectronics [1]	330,380	12,798,921
Cascade Microtech [1]	75,400	1,066,156
Cirrus Logic [1]	273,488	8,617,607
Diodes [1]	783,300	16,739,121
Fairchild Semiconductor International [1]	704,400	9,889,776
IXYS Corporation	299,900	3,346,884
Kulicke & Soffa Industries [1]	100,100	918,918
MKS Instruments	870,345	29,182,668
Nanometrics [1]	401,061	4,868,880
Photronics [1]	251,260	2,276,416
Teradyne	29,400	529,494
Tessera Technologies	86,090	2,790,177
Veeco Instruments [1]	548,080	11,241,121

		121,468,245

Software - 2.6%
ACI Worldwide [1]	937,100	19,791,552
ANSYS [1]	6,700	590,538
Blackbaud	358,291	20,107,291
Computer Modelling Group	707,500	6,006,725
Ellie Mae [1]	13,800	918,666
ePlus [1]	20,900	1,652,563
Fair Isaac	166,100	14,035,450
Mentor Graphics	276,760	6,816,599
Monotype Imaging Holdings	803,856	17,540,138

		87,459,522

Technology Hardware, Storage & Peripherals - 0.9%
Diebold	798,532	23,772,298
Silicon Graphics International [1]	226,786	891,269
Stratasys [1,3]	74,000	1,960,260
Super Micro Computer [1]	186,900	5,094,894

		31,718,721

Total		703,029,789

Materials – 9.7%
Chemicals - 3.9%
Balchem Corporation	424,900	25,821,173
FutureFuel Corporation	749,456	7,404,625
Innospec	307,969	14,323,638
Minerals Technologies	414,917	19,982,403
OM Group	8,500	279,565
Quaker Chemical	411,888	31,748,327
Sensient Technologies	6,600	404,580
Stepan Company	209,014	8,697,073
Umicore	276,000	10,635,568
Valspar Corporation (The)	1,800	129,384
Westlake Chemical	313,000	16,241,570

		135,667,906

Construction Materials - 0.2%
Ash Grove Cement [4]	40,418	8,124,018

Containers & Packaging - 1.0%
AptarGroup	329,600	21,740,416
Greif Cl. A	331,668	10,583,526

		32,323,942

Metals & Mining - 3.7%
Allegheny Technologies	368,246	5,221,728
Commercial Metals	705,700	9,562,235
Compass Minerals International	125,226	9,813,961
Franco-Nevada Corporation	386,200	17,000,524
Globe Specialty Metals	649,603	7,879,684
Gold Fields ADR	520,000	1,383,200
Haynes International	479,895	18,159,227
Hecla Mining	228,300	449,751
Horsehead Holding Corporation [1,3]	403,600	1,226,944
Major Drilling Group International	1,934,050	6,449,249
Pretium Resources [1]	158,600	960,276
Reliance Steel & Aluminum	567,165	30,632,582
Schnitzer Steel Industries Cl. A	246,810	3,341,807
Steel Dynamics	279,421	4,800,453
Worthington Industries	446,133	11,813,602

		128,695,223

Paper & Forest Products - 0.9%
Schweitzer-Mauduit International	89,720	3,084,574
Stella-Jones	832,100	26,830,470

		29,915,044

Total		334,726,133

Telecommunication Services – 0.1%
Wireless Telecommunication Services - 0.1%
Telephone and Data Systems	162,000	4,043,520

Total		4,043,520

Utilities – 0.0%
Gas Utilities - 0.0%
UGI Corporation	24,900	867,018

Total		867,018

Miscellaneous [5] – 1.1%
Total		37,773,422

TOTAL COMMON STOCKS
(Cost $2,653,367,173)		3,386,867,502

REPURCHASE AGREEMENT – 2.0%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $68,381,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at $69,749,081)
(Cost $68,381,000)		68,381,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.1%
U.S. Treasury Bills
due 11/12/15-8/18/16	$14,029	14,029
U.S. Treasury Bonds
0.75%-5.50%
due 1/15/25-5/15/45	273,435	275,544
U.S. Treasury Notes
0.069%-4.25%
due 10/31/15-5/15/25	809,563	812,561
U.S. Treasury Strips-Interest
due 5/15/21-11/15/25	1,090	1,091
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)		38,947,457

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $40,050,682)		40,050,682

TOTAL INVESTMENTS – 101.3%
(Cost $2,761,798,855)		3,495,299,184

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.3)%		(45,424,491)

NET ASSETS – 100.0%		$3,449,874,693

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.4%

Consumer Discretionary – 14.7%
Auto Components - 1.5%
Drew Industries	26,878	$1,467,808
Standard Motor Products	33,500	1,168,480
Superior Industries International	104,700	1,955,796

		4,592,084

Distributors - 0.4%
Fenix Parts [1,3]	177,400	1,185,032

Diversified Consumer Services - 1.5%
American Public Education [1]	75,430	1,768,833
Capella Education	56,851	2,815,262

		4,584,095

Household Durables - 0.8%
Cavco Industries [1]	37,710	2,567,674

Internet & Catalog Retail - 0.5%
Gaiam Cl. A [1]	229,762	1,413,036

Leisure Products - 1.3%
Malibu Boats Cl. A [1]	129,700	1,813,206
Smith & Wesson Holding Corporation [1]	137,465	2,319,035

		4,132,241

Media - 1.1%
Global Eagle Entertainment [1,3]	49,700	570,556
New Media Investment Group	92,500	1,430,050
Rentrak Corporation [1,3]	24,900	1,346,343

		3,346,949

Specialty Retail - 6.0%
Boot Barn Holdings [1]	31,000	571,330
Buckle (The)	63,275	2,339,277
Build-A-Bear Workshop [1]	32,700	617,703
Cato Corporation (The) Cl. A	41,650	1,417,349
Citi Trends	61,424	1,436,093
Container Store Group (The) [1,3]	121,200	1,706,496
Destination Maternity	156,092	1,439,168
Kirkland’s	124,740	2,686,900
Shoe Carnival	133,214	3,170,493
Stein Mart	238,234	2,306,105
Zumiez [1]	57,400	897,162

		18,588,076

Textiles, Apparel & Luxury Goods - 1.6%
Culp	106,274	3,408,207
Vera Bradley [1]	120,100	1,514,461

		4,922,668

Total		45,331,855

Consumer Staples – 0.9%
Food Products - 0.9%
Limoneira Company	100,630	1,683,540
Waterloo Investment Holdings [1,6]	2,760,860	1,049,127

Total		2,732,667

Energy – 5.6%
Energy Equipment & Services - 4.5%
Canadian Energy Services & Technology	164,700	761,483
Dawson Geophysical [1]	331,334	1,262,383
Geospace Technologies [1]	99,716	1,377,078
Gulf Island Fabrication	283,018	2,980,180
Natural Gas Services Group [1]	119,087	2,298,379
Profire Energy [1]	416,812	400,139
Tesco Corporation	177,500	1,267,350
Total Energy Services	326,400	3,573,401

		13,920,393

Oil, Gas & Consumable Fuels - 1.1%
Ardmore Shipping	111,075	1,341,786
Sprott Resource [1]	573,500	262,147
Synergy Resources [1]	173,600	1,701,280

		3,305,213

Total		17,225,606

Financials – 10.1%
Banks - 1.1%
BCB Holdings [1]	2,012,760	167,464
John Marshall Bank [1,4]	51,440	756,168
Park Sterling	153,100	1,041,080
TriState Capital Holdings [1]	101,157	1,261,428

		3,226,140

Capital Markets - 3.8%
FBR & Co.	77,842	1,589,534
Gluskin Sheff + Associates	66,900	998,612
GMP Capital	292,200	906,488
INTL FCStone [1]	82,455	2,035,814
JMP Group	262,749	1,631,671
Silvercrest Asset Management
Group Cl. A	203,600	2,200,916
U.S. Global Investors Cl. A	181,000	313,130
Westwood Holdings Group	39,072	2,123,563

		11,799,728

Diversified Financial Services - 0.5%
GAIN Capital Holdings	215,900	1,571,752

Insurance - 0.9%
Blue Capital Reinsurance Holdings	25,900	445,998
eHealth [1]	100,100	1,282,281
Navigators Group [1]	13,664	1,065,519

		2,793,798

Real Estate Management & Development - 2.0%
AV Homes [1]	136,250	1,842,100
FRP Holdings [1]	69,675	2,100,005
Kennedy-Wilson Holdings	98,085	2,174,544

		6,116,649

Thrifts & Mortgage Finance - 1.8%
Beneficial Bancorp [1]	101,400	1,344,564
Clifton Bancorp	96,200	1,335,256
Meridian Bancorp	95,600	1,306,852
Westfield Financial	214,000	1,637,100

		5,623,772

Total		31,131,839

Health Care – 12.4%
Biotechnology - 2.5%
BioSpecifics Technologies [1]	19,900	866,446
Genomic Health [1,3]	14,700	311,052
Lexicon Pharmaceuticals [1,3]	55,910	600,473
OPKO Health [1,3]	63,525	534,245
Progenics Pharmaceuticals [1]	314,900	1,801,228
Zealand Pharma [1]	167,100	3,682,554

		7,795,998

Health Care Equipment & Supplies - 6.2%
Avinger [1]	60,900	895,839
Cerus Corporation [1,3]	249,061	1,130,737
ConforMIS [1,3]	32,500	586,950
CryoLife	206,555	2,009,780
Cynosure Cl. A [1]	46,269	1,389,921
Inogen [1]	27,400	1,330,270
Novadaq Technologies [1,3]	74,321	775,168
Orthofix International [1]	41,400	1,397,250
RTI Surgical [1]	282,800	1,606,304
SurModics [1]	106,822	2,332,993
Synergetics USA [1]	289,662	1,903,079
Syneron Medical [1]	166,090	1,187,544
Trinity Biotech ADR Cl. A	79,576	910,349
Vascular Solutions [1]	46,312	1,500,972

		18,957,156

Health Care Providers & Services - 1.0%
CorVel Corporation [1]	47,265	1,526,659
U.S. Physical Therapy	31,240	1,402,364

		2,929,023

Health Care Technology - 0.5%
Castlight Health Cl. B [1,3]	156,400	656,880
Vocera Communications [1]	88,300	1,007,503

		1,664,383

Life Sciences Tools & Services - 0.5%
Harvard Bioscience [1]	405,479	1,532,711

Pharmaceuticals - 1.7%
Agile Therapeutics [1]	99,682	671,856
BioDelivery Sciences International [1,3]	136,400	758,384
Intersect ENT [1]	46,900	1,097,460
Theravance Biopharma [1,3]	161,600	1,775,984
Vetoquinol	23,132	1,013,032

		5,316,716

Total		38,195,987

Industrials – 21.0%
Aerospace & Defense - 1.4%
AeroVironment [1]	53,044	1,063,002
American Science and Engineering	18	640
CPI Aerostructures [1]	144,618	1,274,084
Vectrus [1]	84,900	1,871,196

		4,208,922

Building Products - 0.6%
AAON	90,399	1,751,933

Commercial Services & Supplies - 1.6%
Heritage-Crystal Clean [1]	98,174	1,008,247
Horizon North Logistics	519,500	926,497
Hudson Technologies [1]	358,004	1,063,272
Performant Financial [1,3]	283,614	686,346
US Ecology	26,700	1,165,455

		4,849,817

Construction & Engineering - 1.1%
MYR Group [1]	89,900	2,355,380
Northwest Pipe [1]	68,200	890,692

		3,246,072

Electrical Equipment - 1.3%
Graphite India	1,037,111	1,077,662
LSI Industries	313,936	2,649,620
Power Solutions International [1,3]	15,900	361,089

		4,088,371

Industrial Conglomerates - 0.4%
Raven Industries	80,800	1,369,560

Machinery - 7.4%
CIRCOR International	62,459	2,505,855
FreightCar America	71,909	1,233,958
Gorman-Rupp Company (The)	51,913	1,244,355
Graham Corporation	150,488	2,656,113
Kadant	52,376	2,043,188
Key Technology [1]	254,814	3,073,057
Lindsay Corporation	18,000	1,220,220
Lydall [1]	75,300	2,145,297
NN	108,400	2,005,400
RBC Bearings [1]	34,269	2,046,887
Semperit AG Holding	40,266	1,222,014
Sun Hydraulics	32,500	892,775
Tennant Company	9,000	505,620

		22,794,739

Marine - 0.4%
Clarkson	43,700	1,348,962

Professional Services - 5.3%
CRA International [1]	114,683	2,474,859
Exponent	42,570	1,896,919
GP Strategies [1]	64,918	1,481,429
Heidrick & Struggles International	99,300	1,931,385
Kforce	97,858	2,571,708
Navigant Consulting [1]	160,200	2,548,782
Resources Connection	235,852	3,554,290

		16,459,372

Road & Rail - 1.3%
Marten Transport	145,833	2,358,119
Patriot Transportation Holding [1]	71,258	1,713,755

		4,071,874

Trading Companies & Distributors - 0.2%
Houston Wire & Cable	94,800	601,032

Total		64,790,654

Information Technology – 20.6%
Communications Equipment - 3.0%
CalAmp Corporation [1]	119,600	1,924,364
COM DEV International	377,700	1,239,660
Digi International [1]	180,483	2,127,894
Harmonic [1]	273,500	1,586,300
KVH Industries [1]	228,800	2,288,000

		9,166,218

Electronic Equipment, Instruments & Components - 4.2%
CUI Global [1,3]	274,474	1,419,030
DTS [1]	82,700	2,208,090
Fabrinet [1]	160,749	2,946,529
GSI Group [1]	175,042	2,228,285
Neonode [1,3]	430,996	1,051,630
Newport Corporation [1]	57,100	785,125
Perceptron [1]	49,700	377,223
Pure Technologies	107,400	415,275
Vishay Precision Group [1]	128,200	1,485,838

		12,917,025

Internet Software & Services - 1.2%
QuinStreet [1]	469,604	2,606,302
Stamps.com [1]	8,900	658,689
United Online [1]	44,300	443,000

		3,707,991

IT Services - 0.9%
Cass Information Systems	21,800	1,071,034
Computer Task Group	268,710	1,663,315

		2,734,349

Semiconductors & Semiconductor Equipment - 6.3%
Amtech Systems [1]	120,400	517,720
Brooks Automation	246,400	2,885,344
Cascade Microtech [1]	165,184	2,335,702
GSI Technology [1]	140,834	571,786
PDF Solutions [1]	101,100	1,011,000
Photronics [1]	349,500	3,166,470
Rudolph Technologies [1]	163,351	2,033,720
Silicon Motion Technology ADR	21,000	573,510
Ultra Clean Holdings [1]	252,000	1,446,480
Ultratech [1]	128,600	2,060,172
Xcerra Corporation [1]	453,961	2,850,875

		19,452,779

Software - 4.2%
Computer Modelling Group	123,200	1,045,977
ePlus [1]	36,067	2,851,818
Monotype Imaging Holdings	122,987	2,683,576
QAD Cl. A	44,200	1,131,520
Rubicon Project [1]	152,400	2,214,372
SeaChange International [1]	359,007	2,261,744
Zix Corporation [1]	180,700	760,747

		12,949,754

Technology Hardware, Storage & Peripherals - 0.8%
Super Micro Computer [1]	88,046	2,400,134

Total		63,328,250

Materials – 4.3%
Chemicals - 1.8%
BioAmber [1,3]	271,112	1,450,449
FutureFuel Corporation	231,000	2,282,280
Quaker Chemical	25,060	1,931,625

		5,664,354

Metals & Mining - 2.5%
Endeavour Silver [1,3]	398,200	617,210
Globe Specialty Metals	87,000	1,055,310
Haynes International	66,130	2,502,359
Horsehead Holding Corporation [1,3]	157,771	479,624
Imdex [1]	1,574,965	204,811
McEwen Mining [1,3]	998,904	873,741
Olympic Steel	79,273	788,767
Pilot Gold [1]	1,034,100	271,214
Universal Stainless & Alloy Products [1]	89,155	943,260

		7,736,296

Total		13,400,650

Telecommunication Services – 1.0%
Diversified Telecommunication Services - 1.0%
ORBCOMM [1]	534,600	2,983,068

Total		2,983,068

Miscellaneous [5] – 4.8%
Total		14,643,333

TOTAL COMMON STOCKS
(Cost $280,760,217)		293,763,909

REPURCHASE AGREEMENT – 4.4%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $13,598,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00%-3.375% due 3/28/22-5/15/44,
valued at $13,873,908)
(Cost $13,598,000)		13,598,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 4.5%
U.S. Treasury Bonds
3.00%-3.75%
due 5/15/42-2/15/44	$30,591	30,905
U.S. Treasury Notes
0.50%-2.625%
due 9/15/16-8/15/24	64,804	65,019
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)		13,640,620

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $13,736,544)		13,736,544

TOTAL INVESTMENTS – 104.3%
(Cost $308,094,761)		321,098,453

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.3)%		(13,257,521)

NET ASSETS – 100.0%		$307,840,932

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.7%

Consumer Discretionary – 13.9%
Auto Components - 1.1%
Dorman Products [1]	725,800	$36,935,962

Automobiles - 2.4%
Thor Industries	1,596,500	82,698,700

Distributors - 1.8%
Pool Corporation	871,000	62,973,300

Diversified Consumer Services - 1.6%
Sotheby’s	1,671,567	53,456,713

Media - 2.5%
Morningstar	1,046,900	84,024,194

Specialty Retail - 1.5%
Buckle (The)	1,440,336	53,249,222

Textiles, Apparel & Luxury Goods - 3.0%
Columbia Sportswear	1,009,172	59,329,222
Wolverine World Wide	2,026,774	43,859,389

		103,188,611

Total		476,526,702

Consumer Staples – 3.8%
Food Products - 3.8%
Cal-Maine Foods	1,529,829	83,543,962
Sanderson Farms	687,585	47,147,703

Total		130,691,665

Energy – 5.1%
Energy Equipment & Services - 5.1%
Pason Systems [2]	4,467,500	62,802,773
SEACOR Holdings [1,2]	1,174,327	70,236,498
TGS-NOPEC Geophysical	2,275,000	42,051,871

Total		175,091,142

Financials – 13.6%
Capital Markets - 6.0%
Artisan Partners Asset Management Cl. A	1,228,246	43,271,107
Federated Investors Cl. B	2,942,200	85,029,580
Stifel Financial [1]	1,261,054	53,090,373
WisdomTree Investments	1,600,200	25,811,226

		207,202,286

Diversified Financial Services - 0.6%
TMX Group	554,300	19,463,843

Insurance - 2.6%
Alleghany Corporation [1]	190,630	89,235,809

Real Estate Management & Development - 3.3%
Jones Lang LaSalle	334,785	48,132,040
Kennedy-Wilson Holdings	2,863,114	63,475,237

		111,607,277

Thrifts & Mortgage Finance - 1.1%
Genworth MI Canada [3]	1,751,400	37,731,547

Total		465,240,762

Health Care – 6.0%
Biotechnology - 1.6%
Myriad Genetics [1,3]	1,477,250	55,367,330

Health Care Equipment & Supplies - 2.4%
IDEXX Laboratories [1]	1,084,200	80,501,850

Life Sciences Tools & Services - 2.0%
PerkinElmer	1,488,700	68,420,652

Total		204,289,832

Industrials – 27.2%
Air Freight & Logistics - 1.9%
Forward Air [2]	1,590,628	65,995,156

Building Products - 1.3%
Simpson Manufacturing	1,366,233	45,755,143

Commercial Services & Supplies - 4.9%
Copart [1]	2,331,700	76,712,930
Ritchie Bros. Auctioneers	3,476,267	89,965,790

		166,678,720

Construction & Engineering - 1.9%
EMCOR Group	1,457,900	64,512,075

Machinery - 11.1%
Kennametal	1,715,600	42,701,284
Lincoln Electric Holdings	1,565,870	82,098,564
Lindsay Corporation	406,275	27,541,382
Semperit AG Holding	990,361	30,056,003
Sun Hydraulics [2]	1,872,426	51,435,542
Valmont Industries	710,200	67,390,878
Woodward	1,941,924	79,036,307

		380,259,960

Professional Services - 0.9%
Advisory Board (The) [1]	648,100	29,514,474

Road & Rail - 2.1%
Landstar System	1,129,800	71,708,406

Trading Companies & Distributors - 3.1%
Air Lease Cl. A	1,325,360	40,980,131
MSC Industrial Direct Cl. A	1,056,284	64,465,013

		105,445,144

Total		929,869,078

Information Technology – 18.8%
Electronic Equipment, Instruments & Components - 9.2%
Anixter International [1]	1,143,235	66,056,118
Benchmark Electronics [1]	2,294,500	49,928,320
Cognex Corporation	1,822,714	62,646,680
National Instruments	3,206,401	89,105,884
Zebra Technologies Cl. A [1]	585,194	44,796,601

		312,533,603

IT Services - 3.4%
Gartner [1]	698,400	58,616,712
Jack Henry & Associates	828,340	57,660,747

		116,277,459

Semiconductors & Semiconductor Equipment - 4.3%
Cabot Microelectronics [1]	996,074	38,587,907
MKS Instruments	2,572,010	86,239,495
Veeco Instruments [1]	1,042,415	21,379,932

		146,207,334

Software - 1.9%
Fair Isaac	775,200	65,504,400

Total		640,522,796

Materials – 6.3%
Chemicals - 2.6%
Minerals Technologies	803,900	38,715,824
Westlake Chemical	979,510	50,826,774

		89,542,598

Metals & Mining - 2.0%
Reliance Steel & Aluminum	1,285,500	69,429,855

Paper & Forest Products - 1.7%
Stella-Jones	1,737,312	56,018,386

Total		214,990,839

Miscellaneous [5] – 4.0%
Total		135,569,061

TOTAL COMMON STOCKS
(Cost $2,174,509,177)		3,372,791,877

REPURCHASE AGREEMENT – 1.6%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $53,426,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21-3/28/22, valued at
$54,496,844)
(Cost $53,426,000)		53,426,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $42,176,405)		42,176,405

TOTAL INVESTMENTS – 101.5%
(Cost $2,270,111,582)		3,468,394,282

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.5)%		(52,113,630)

NET ASSETS – 100.0%		$3,416,280,652

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.2%

Consumer Discretionary – 13.5%
Automobiles - 0.6%
Thor Industries	46,303	$2,398,496

Distributors - 0.4%
Fenix Parts [1,3]	238,900	1,595,852

Hotels, Restaurants & Leisure - 1.6%
Belmond Cl. A [1]	309,200	3,126,012
Century Casinos [1]	550,000	3,382,500

		6,508,512

Household Durables - 0.9%
TRI Pointe Group [1]	273,700	3,582,733

Internet & Catalog Retail - 0.7%
Gaiam Cl. A [1]	490,000	3,013,500

Leisure Products - 1.2%
MCBC Holdings [1,3]	124,000	1,607,040
Smith & Wesson Holding Corporation [1]	199,800	3,370,626

		4,977,666

Multiline Retail - 0.7%
J.C. Penney Company [1,3]	325,000	3,019,250

Specialty Retail - 6.8%
American Eagle Outfitters	214,600	3,354,198
Ascena Retail Group [1]	239,000	3,324,490
Buckle (The)	69,275	2,561,097
Cato Corporation (The) Cl. A	73,550	2,502,906
Chico’s FAS	234,300	3,685,539
Finish Line (The) Cl. A	123,700	2,387,410
GameStop Corporation Cl. A	74,800	3,082,508
Stein Mart	190,600	1,845,008
TravelCenters of America LLC [1]	246,900	2,550,477
West Marine [1]	298,300	2,619,074
Zumiez [1,3]	30,400	475,152

		28,387,859

Textiles, Apparel & Luxury Goods - 0.6%
Vera Bradley [1,3]	201,800	2,544,698

Total		56,028,566

Consumer Staples – 1.8%
Food Products - 1.2%
Inventure Foods [1,3]	243,600	2,163,168
Landec Corporation [1]	237,500	2,771,625

		4,934,793

Personal Products - 0.6%
Nu Skin Enterprises Cl. A	63,529	2,622,477

Total		7,557,270

Energy – 5.3%
Energy Equipment & Services - 3.7%
Newpark Resources [1]	240,375	1,230,720
Pason Systems	218,150	3,066,687
Profire Energy [1,3]	1,006,200	965,952
Tesco Corporation	352,216	2,514,822
TGS-NOPEC Geophysical	122,000	2,255,089
Total Energy Services	316,100	3,460,638
Unit Corporation [1]	162,700	1,832,002

		15,325,910

Oil, Gas & Consumable Fuels - 1.6%
Ardmore Shipping	238,500	2,881,080
Synergy Resources [1,3]	370,200	3,627,960

		6,509,040

Total		21,834,950

Financials – 14.5%
Banks - 2.0%
Blue Hills Bancorp	212,500	2,943,125
Boston Private Financial Holdings	318,000	3,720,600
Park Sterling	266,300	1,810,840

		8,474,565

Capital Markets - 7.5%
Ashmore Group [3]	851,763	3,183,127
Cowen Group [1,3]	250,000	1,140,000
Dundee Corporation Cl. A [1]	587,100	3,792,283
Federated Investors Cl. B	111,900	3,233,910
INTL FCStone [1]	119,900	2,960,331
Jupiter Fund Management	567,849	3,733,830
Medley Management Cl. A	262,598	1,738,399
Silvercrest Asset Management
Group Cl. A	197,800	2,138,218
Sprott	2,113,800	3,753,995
Value Partners Group	3,340,100	3,185,081
ZAIS Group Holdings Cl. A [1,3]	245,800	2,315,436

		31,174,610

Insurance - 1.5%
eHealth [1]	255,000	3,266,550
MBIA [1]	484,500	2,945,760

		6,212,310

Real Estate Management & Development - 1.3%
AV Homes [1]	175,000	2,366,000
Kennedy-Wilson Holdings	140,030	3,104,465

		5,470,465

Thrifts & Mortgage Finance - 2.2%
Beneficial Bancorp [1]	250,000	3,315,000
Clifton Bancorp	210,000	2,914,800
Kearny Financial	233,300	2,675,951

		8,905,751

Total		60,237,701

Health Care – 6.0%
Biotechnology - 2.9%
Myriad Genetics [1]	90,869	3,405,770
Progenics Pharmaceuticals [1,3]	549,250	3,141,710
Zealand Pharma [1]	248,300	5,472,041

		12,019,521

Health Care Equipment & Supplies - 1.0%
Accuray [1,3]	485,000	2,422,575
CryoLife	185,300	1,802,969

		4,225,544

Health Care Technology - 0.8%
Allscripts Healthcare Solutions [1]	275,000	3,410,000

Pharmaceuticals - 1.3%
BioDelivery Sciences International [1,3]	225,500	1,253,780
Lipocine [1,3]	87,500	1,035,125
Medicines Company (The) [1]	79,932	3,034,219

		5,323,124

Total		24,978,189

Industrials – 15.4%
Aerospace & Defense - 1.0%
CPI Aerostructures [1]	215,566	1,899,136
Kratos Defense & Security Solutions [1]	565,200	2,385,144

		4,284,280

Commercial Services & Supplies - 0.5%
Heritage-Crystal Clean [1]	204,000	2,095,080

Construction & Engineering - 2.0%
Ameresco Cl. A [1]	450,500	2,648,940
Integrated Electrical Services [1]	285,800	2,206,376
KBR	195,000	3,248,700

		8,104,016

Electrical Equipment - 1.4%
General Cable	198,400	2,360,960
Global Power Equipment Group	10,900	40,003
LSI Industries	402,500	3,397,100

		5,798,063

Machinery - 2.2%
Key Technology [1]	191,898	2,314,290
Mueller Water Products Cl. A	437,200	3,348,952
Wabash National [1]	315,000	3,335,850

		8,999,092

Marine - 0.7%
Clarkson	91,031	2,810,008

Professional Services - 7.4%
Acacia Research	395,805	3,593,909
Heidrick & Struggles International	144,640	2,813,248
Kforce	141,674	3,723,193
Korn/Ferry International	93,240	3,083,447
Marathon Patent Group [1,3]	379,600	702,260
Navigant Consulting [1]	357,023	5,680,236
Resources Connection	350,000	5,274,500
RPX Corporation [1]	263,900	3,620,708
TrueBlue [1]	104,294	2,343,486

		30,834,987

Trading Companies & Distributors - 0.2%
Houston Wire & Cable	161,300	1,022,642

Total		63,948,168

Information Technology – 29.3%
Communications Equipment - 3.4%
Brocade Communications Systems	300,100	3,115,038
Harmonic [1]	481,300	2,791,540
Infinera Corporation [1]	127,200	2,488,032
KVH Industries [1]	304,015	3,040,150
NETGEAR [1]	85,500	2,494,035

		13,928,795

Electronic Equipment, Instruments & Components - 5.3%
AVX Corporation	292,378	3,827,228
Checkpoint Systems	245,000	1,776,250
GSI Group [1]	240,000	3,055,200
II-VI [1]	202,200	3,251,376
Newport Corporation [1]	76,400	1,050,500
Orbotech [1]	293,000	4,526,850
TTM Technologies [1]	393,358	2,450,620
Vishay Intertechnology	229,150	2,220,464

		22,158,488

Internet Software & Services - 3.5%
Amber Road [1,3]	80,080	337,938
Carbonite [1]	183,100	2,037,903
EarthLink Holdings	427,700	3,327,506
Intralinks Holdings [1]	350,200	2,903,158
QuinStreet [1]	808,200	4,485,510
United Online [1]	137,200	1,372,000

		14,464,015

IT Services - 1.3%
Computer Task Group	310,000	1,918,900
Convergys Corporation	130,111	3,006,865
Datalink Corporation [1]	94,200	562,374

		5,488,139

Semiconductors & Semiconductor Equipment - 12.8%
Advanced Energy Industries [1]	86,183	2,266,613
Axcelis Technologies [1]	551,200	1,471,704
Brooks Automation	398,982	4,672,079
Cascade Microtech [1]	369,800	5,228,972
Cirrus Logic [1]	123,100	3,878,881
Exar Corporation [1]	412,000	2,451,400
Fairchild Semiconductor International [1]	232,539	3,264,848
Inphi Corporation [1]	141,900	3,411,276
IXYS Corporation	280,000	3,124,800
Lam Research	48,300	3,155,439
MKS Instruments	107,927	3,618,792
Nanometrics [1]	278,092	3,376,037
Photronics [1]	419,500	3,800,670
Rudolph Technologies [1]	304,900	3,796,005
Teradyne	173,275	3,120,683
Xcerra Corporation [1]	372,100	2,336,788

		52,974,987

Software - 1.7%
Rubicon Project [1]	218,500	3,174,805
SeaChange International [1]	599,875	3,779,212

		6,954,017

Technology Hardware, Storage & Peripherals - 1.3%
Silicon Graphics International [1,3]	668,300	2,626,419
Super Micro Computer [1]	100,600	2,742,356

		5,368,775

Total		121,337,216

Materials – 2.7%
Chemicals - 1.0%
BioAmber [1,3]	387,000	2,070,450
Trecora Resources [1]	185,400	2,302,668

		4,373,118

Metals & Mining - 1.7%
Alamos Gold Cl. A	507,800	1,879,754
Globe Specialty Metals	150,963	1,831,181
Horsehead Holding Corporation [1,3]	207,935	632,123
Pretium Resources [1]	422,400	2,557,506

		6,900,564

Total		11,273,682

Telecommunication Services – 0.9%
Diversified Telecommunication Services - 0.9%
ORBCOMM [1]	679,800	3,793,284

Total		3,793,284

Miscellaneous [5] – 4.8%
Total		19,673,460

TOTAL COMMON STOCKS
(Cost $372,905,822)		390,662,486

REPURCHASE AGREEMENT – 5.5%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $22,686,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at
$23,141,938)
(Cost $22,686,000)		22,686,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 3.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $15,341,522)		15,341,522

TOTAL INVESTMENTS – 103.4%
(Cost $410,933,344)		428,690,008

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.4)%		(13,962,168)

NET ASSETS – 100.0%		$414,727,840

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.6%

Consumer Discretionary – 13.4%
Auto Components - 1.6%
Gentex Corporation	2,535,348	$39,297,894
Nokian Renkaat	172,000	5,575,728
Standard Motor Products	97,506	3,401,009
STRATTEC SECURITY	72,705	4,584,777

		52,859,408

Automobiles - 0.8%
Thor Industries	508,674	26,349,313

Distributors - 0.2%
Weyco Group	282,000	7,625,280

Diversified Consumer Services - 0.4%
Capella Education	35,701	1,767,914
Regis Corporation [1]	809,100	10,599,210

		12,367,124

Hotels, Restaurants & Leisure - 0.5%
Abu Dhabi National Hotels	1,200,000	849,465
Bob Evans Farms	281,773	12,214,859
DineEquity	50,430	4,622,414

		17,686,738

Household Durables - 0.8%
Ethan Allen Interiors	867,599	22,913,290
Flexsteel Industries	4,730	147,812
La-Z-Boy	77,820	2,066,899

		25,128,001

Internet & Catalog Retail - 0.2%
PetMed Express	351,500	5,659,150

Leisure Products - 0.3%
Arctic Cat	122,984	2,727,785
Callaway Golf	962,900	8,040,215

		10,768,000

Media - 0.9%
Harte-Hanks	3,188	11,254
Meredith Corporation	309,094	13,161,223
Morningstar	34,801	2,793,128
Saga Communications Cl. A	190,758	6,411,376
Wiley (John) & Sons Cl. A	180,739	9,042,372

		31,419,353

Multiline Retail - 0.6%
Dillard’s Cl. A	227,555	19,886,032

Specialty Retail - 6.4%
American Eagle Outfitters	1,278,994	19,990,676
Ascena Retail Group [1]	867,797	12,071,056
Buckle (The)	574,544	21,240,892
Caleres	12,900	393,837
Cato Corporation (The) Cl. A	757,293	25,770,681
Children’s Place	71,243	4,108,584
DSW Cl. A	815,594	20,642,684
GameStop Corporation Cl. A	558,625	23,020,936
Genesco [1]	341,746	19,503,444
Monro Muffler Brake	400,400	27,047,020
Rent-A-Center	353,729	8,577,928
Shoe Carnival	737,922	17,562,544
Stein Mart	1,177,073	11,394,067
Systemax [1]	248,580	1,861,864

		213,186,213

Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear	159,764	9,392,525
Movado Group	397,479	10,266,883
Steven Madden [1]	120,126	4,399,014
Wolverine World Wide	18,375	397,635

		24,456,057

Total		447,390,669

Consumer Staples – 4.1%
Beverages - 0.2%
Compania Cervecerias Unidas ADR	355,877	7,882,676

Food & Staples Retailing - 0.5%
Village Super Market Cl. A	629,704	14,867,311

Food Products - 2.6%
Cal-Maine Foods	111,496	6,088,797
Farmer Bros. [1]	366,000	9,973,500
Flowers Foods	936,800	23,176,432
Fresh Del Monte Produce	241,700	9,549,567
Hershey Creamery [4]	882	2,575,440
Lancaster Colony	126,100	12,292,228
Sanderson Farms	54,800	3,757,636
Tootsie Roll Industries	655,756	20,518,605

		87,932,205

Household Products - 0.0%
WD-40 Company	10,211	909,494

Personal Products - 0.8%
Nu Skin Enterprises Cl. A	600,876	24,804,161

Total		136,395,847

Energy – 3.2%
Energy Equipment & Services - 2.9%
Atwood Oceanics	492,541	7,294,532
CARBO Ceramics	299,446	5,686,479
Diamond Offshore Drilling	338,614	5,858,022
Ensign Energy Services	226,800	1,395,300
Exterran Partners L.P.	300,720	4,940,830
Helmerich & Payne	232,142	10,971,031
Pason Systems	1,048,200	14,735,281
Precision Drilling	14,300	53,196
RPC [3]	69,388	614,084
SEACOR Holdings [1]	480,690	28,750,069
Superior Energy Services	40,300	508,989
Tesco Corporation	73,000	521,220
TGS-NOPEC Geophysical	212,300	3,924,225
Tidewater	804,913	10,576,557

		95,829,815

Oil, Gas & Consumable Fuels - 0.3%
Cimarex Energy	73,746	7,557,490
Green Plains	29,900	581,854
Penn Virginia [1,3]	633,760	335,893
San Juan Basin Royalty Trust	305,049	2,885,763

		11,361,000

Total		107,190,815

Financials – 26.2%
Banks - 4.7%
Ames National	425,673	9,760,682
Associated Banc-Corp	493,700	8,871,789
Bank of Hawaii	323,701	20,551,776
BLOM Bank GDR	684,500	6,571,200
BOK Financial	430,768	27,874,997
Camden National	194,540	7,859,416
Canadian Western Bank	650,000	11,441,364
City Holding Company	335,067	16,518,803
Farmers & Merchants Bank of Long
Beach [4]	479	2,894,597
First Citizens BancShares Cl. A	97,026	21,927,876
First National Bank Alaska [4]	3,110	4,431,750
National Bankshares	78,999	2,457,659
Northrim BanCorp	127,602	3,691,526
Peapack-Gladstone Financial	604,692	12,801,330

		157,654,765

Capital Markets - 7.4%
AllianceBernstein Holding L.P.	1,587,100	42,216,860
Apollo Global Management LLC Cl. A	575,500	9,887,090
Apollo Investment	1,161,400	6,364,472
ASA Gold and Precious Metals	281,000	2,197,420
Ashmore Group [3]	3,094,700	11,565,215
Banca Generali	86,000	2,429,290
Citadel Capital [1]	19,355,000	3,979,654
Cohen & Steers	285,337	7,832,501
Coronation Fund Managers	1,315,000	6,210,899
Diamond Hill Investment Group	1,000	186,040
Edmond de Rothschild (Suisse)	234	4,393,803
Egyptian Financial Group-Hermes Holding
Company [1]	1,182,708	1,208,362
Federated Investors Cl. B	795,563	22,991,771
Fortress Investment Group LLC Cl. A	292,580	1,623,819
GAMCO Investors Cl. A	228,500	12,544,650
KKR & Co. L.P.	1,166,600	19,575,548
Lazard Cl. A	33,090	1,432,797
MVC Capital	475,000	3,899,750
Oppenheimer Holdings Cl. A	221,512	4,432,455
Raymond James Financial	312,000	15,484,560
Rothschild & Co	581,675	16,926,273
Schroders	111,100	4,727,888
SEI Investments	473,770	22,849,927
Teton Advisors Cl. A [4]	1,297	46,692
Value Partners Group	11,628,400	11,088,709
Vontobel Holding	150,400	7,632,699
Waddell & Reed Financial Cl. A	33,600	1,168,272
Westwood Holdings Group	45,895	2,494,393

		247,391,809

Consumer Finance - 0.1%
Nelnet Cl. A	48,216	1,668,756

Diversified Financial Services - 1.5%
Bolsa Mexicana de Valores	6,479,000	10,164,099
Fidelity National Financial Ventures [1]	28,665	335,954
First Pacific	440,000	270,150
Leucadia National	141,659	2,870,011
Sofina	279,572	31,134,607
TMX Group	184,000	6,461,026

		51,235,847

Insurance - 10.3%
Alleghany Corporation [1]	71,800	33,610,298
Allied World Assurance Company
Holdings	330,062	12,598,467
American Financial Group	121,586	8,378,491
American National Insurance	25,688	2,508,176
AmTrust Financial Services	46,238	2,912,069
Argo Group International Holdings	18,260	1,033,334
Aspen Insurance Holdings	92,142	4,281,839
Assurant	38,612	3,050,734
Assured Guaranty	430,392	10,759,800
Baldwin & Lyons Cl. B	311,743	6,764,823
Cincinnati Financial	260,700	14,025,660
E-L Financial	78,788	40,441,358
Employers Holdings	168,139	3,747,818
Erie Indemnity Cl. A	400,000	33,176,000
FNF Group	16,203	574,721
First American Financial	93,961	3,671,056
Gallagher (Arthur J.) & Co.	396,100	16,351,008
HCI Group	39,500	1,531,415
Infinity Property & Casualty	121,443	9,781,019
Markel Corporation [1]	56,500	45,305,090
Mercury General	175,500	8,864,505
National Western Life Insurance Cl. A	5,900	1,313,930
Old Republic International	799,820	12,509,185
ProAssurance Corporation	182,000	8,930,740
Reinsurance Group of America	231,753	20,994,504
RenaissanceRe Holdings	25,709	2,733,381
RLI Corp.	162,870	8,718,431
Selective Insurance Group	8,800	273,328
State Auto Financial	392,000	8,941,520
Symetra Financial	170,600	5,397,784
United Fire Group	103,091	3,613,340
Universal Insurance Holdings	101,200	2,989,448
White Mountains Insurance Group	5,634	4,210,288

		343,993,560

Investment Companies - 0.2%
British Empire Securities and General
Trust	601,182	4,156,552
RIT Capital Partners	100,000	2,270,598

		6,427,150

Real Estate Investment Trusts (REITs) - 0.8%
Alexander’s	41,762	15,618,988
Lexington Realty Trust	707,006	5,726,749
Rayonier	315,000	6,952,050

		28,297,787

Thrifts & Mortgage Finance - 1.2%
Genworth MI Canada [3]	960,270	20,687,720
TrustCo Bank Corp. NY	3,362,944	19,639,593

		40,327,313

Total		876,996,987

Health Care – 6.7%
Health Care Equipment & Supplies - 3.5%
Analogic Corporation	231,000	18,951,240
Atrion Corporation	9,684	3,631,113
Hill-Rom Holdings	504,270	26,216,997
IDEXX Laboratories [1]	284,400	21,116,700
Meridian Bioscience	48,300	825,930
STERIS Corporation	377,941	24,554,827
Teleflex	187,400	23,276,954

		118,573,761

Health Care Providers & Services - 2.5%
Aceto Corporation	249,821	6,857,586
Chemed Corporation	67,095	8,955,170
Landauer [2]	515,300	19,060,947
MEDNAX [1]	45,316	3,479,816
Owens & Minor	1,057,550	33,778,147
U.S. Physical Therapy	250,064	11,225,373

		83,357,039

Health Care Technology - 0.0%
Computer Programs and Systems	16,000	674,080

Life Sciences Tools & Services - 0.6%
PerkinElmer	422,400	19,413,504

Pharmaceuticals - 0.1%
Recordati	110,000	2,540,573

Total		224,558,957

Industrials – 20.4%
Aerospace & Defense - 1.2%
American Science and Engineering	207,834	7,390,577
Cubic Corporation	9,923	416,170
HEICO Corporation	225,443	11,019,654
HEICO Corporation Cl. A	454,966	20,660,006
National Presto Industries	7,726	650,993

		40,137,400

Air Freight & Logistics - 1.2%
C. H. Robinson Worldwide	226,500	15,352,170
Expeditors International of Washington	479,700	22,569,885
UTi Worldwide [1]	328,400	1,507,356

		39,429,411

Building Products - 0.8%
A. O. Smith Corporation	411,488	26,824,903

Commercial Services & Supplies - 3.7%
ABM Industries	594,700	16,241,257
Brady Corporation Cl. A	62,114	1,221,161
Healthcare Services Group	180,264	6,074,897
HNI Corporation	421,173	18,068,322
Kimball International Cl. B	724,600	6,854,716
McGrath RentCorp	291,300	7,774,797
MSA Safety	220,812	8,825,856
Ritchie Bros. Auctioneers	1,299,020	33,618,637
UniFirst Corporation	189,304	20,219,560
Viad Corporation	208,306	6,038,791

		124,937,994

Construction & Engineering - 0.5%
Comfort Systems USA	119,531	3,258,415
EMCOR Group	96,989	4,291,763
Granite Construction	6,475	192,113
KBR	537,172	8,949,286

		16,691,577

Electrical Equipment - 1.8%
EnerSys	21,800	1,168,044
Franklin Electric	683,300	18,606,259
Hubbell Cl. B	260,321	22,114,269
LSI Industries	1,035,251	8,737,518
Preformed Line Products	247,724	9,202,947

		59,829,037

Industrial Conglomerates - 0.2%
Raven Industries	448,828	7,607,635

Machinery - 7.5%
Alamo Group	393,111	18,377,939
American Railcar Industries	215,509	7,792,805
Briggs & Stratton	663,040	12,803,302
CIRCOR International	35,400	1,420,248
CLARCOR	229,000	10,918,720
Douglas Dynamics	18,700	371,382
Federal Signal	1,144,475	15,690,752
Gorman-Rupp Company (The)	671,191	16,088,448
Hyster-Yale Materials Handling Cl. A	29,392	1,699,739
Joy Global	37,100	553,903
Kadant	26,300	1,025,963
Lincoln Electric Holdings	193,899	10,166,125
Lindsay Corporation	219,082	14,851,569
Miller Industries	391,881	7,657,355
Mueller (Paul) Company [1,2,4]	116,700	3,384,300
Mueller Industries	366,524	10,841,780
Nordson Corporation	258,800	16,288,872
RBC Bearings [1]	35,200	2,102,496
Standex International	49,531	3,732,161
Starrett (L.S.) Company (The) Cl. A [2]	529,400	6,395,152
Sun Hydraulics	28,449	781,494
Tennant Company	544,396	30,584,167
Timken Company (The)	6,832	187,812
Toro Company (The)	229,864	16,214,607
Trinity Industries	639,174	14,490,075
Valmont Industries	27,600	2,618,964
Woodward	567,300	23,089,110

		250,129,240

Marine - 0.3%
Clarkson	343,900	10,615,744

Professional Services - 1.9%
CEB	208,700	14,262,558
Exponent	74,792	3,332,732
Heidrick & Struggles International	21,700	422,065
Kelly Services Cl. A	634,200	8,967,588
ManpowerGroup	404,852	33,153,330
Resources Connection	84,133	1,267,884
Towers Watson & Co. Cl. A	9,400	1,103,372

		62,509,529

Road & Rail - 0.4%
ArcBest Corporation	8,695	224,070
Knight Transportation	50,300	1,207,200
Werner Enterprises	498,742	12,518,424

		13,949,694

Trading Companies & Distributors - 0.9%
Applied Industrial Technologies	553,843	21,129,110
Houston Wire & Cable [2]	1,328,225	8,420,947

		29,550,057

Total		682,212,221

Information Technology – 8.0%
Communications Equipment - 1.5%
ADTRAN	402,429	5,875,463
Bel Fuse Cl. A	22,350	368,552
Bel Fuse Cl. B	74,000	1,438,560
Black Box	36,800	542,432
Brocade Communications Systems	1,978,223	20,533,955
NETGEAR [1]	338,184	9,864,827
Plantronics	69,341	3,525,990
TESSCO Technologies	332,044	6,986,206

		49,135,985

Electronic Equipment, Instruments & Components - 2.8%
AVX Corporation	1,573,910	20,602,482
Cognex Corporation	331,000	11,376,470
Electro Rent	348,647	3,618,956
FLIR Systems	107,275	3,002,627
Kimball Electronics [1]	543,450	6,483,359
Littelfuse	52,023	4,741,896
Methode Electronics	485,496	15,487,322
National Instruments	277,274	7,705,445
Vishay Intertechnology	2,273,638	22,031,552

		95,050,109

IT Services - 1.2%
Broadridge Financial Solutions	298,800	16,538,580
Calian Technologies	265,004	3,236,842
Convergys Corporation	183,504	4,240,777
Forrester Research	42,804	1,345,758
ManTech International Cl. A	384,779	9,888,820
MAXIMUS	104,420	6,219,255

		41,470,032

Semiconductors & Semiconductor Equipment - 1.0%
Brooks Automation	80,381	941,261
MKS Instruments	951,720	31,911,172
Power Integrations	22,204	936,343
Teradyne	58,700	1,057,187

		34,845,963

Software - 0.7%
Ebix	162,245	4,049,635
Fair Isaac	164,657	13,913,516
Monotype Imaging Holdings	29,007	632,933
Pegasystems	208,713	5,136,427

		23,732,511

Technology Hardware, Storage & Peripherals - 0.8%
Diebold	827,518	24,635,211
Logitech International	37,700	494,247

		25,129,458

Total		269,364,058

Materials – 10.0%
Chemicals - 5.0%
Albemarle Corporation	447,300	19,725,930
Balchem Corporation	600,649	36,501,440
Cabot Corporation	363,600	11,475,216
Chase Corporation [2]	684,674	26,969,309
FutureFuel Corporation	188,959	1,866,915
Innophos Holdings	13,785	546,437
Innospec	315,434	14,670,835
Methanex Corporation	202,510	6,715,232
Minerals Technologies	49,993	2,407,663
Olin Corporation	56,400	948,084
Quaker Chemical	406,129	31,304,423
Umicore	305,000	11,753,074
Victrex	70,000	1,881,888
Westlake Chemical	12,399	643,384

		167,409,830

Construction Materials - 0.2%
Ash Grove Cement [4]	39,610	7,961,610

Containers & Packaging - 1.8%
AptarGroup	118,600	7,822,856
Bemis Company	433,200	17,141,724
Greif Cl. A	491,200	15,674,192
Mayr-Melnhof Karton	60,000	6,925,573
Sonoco Products	327,578	12,362,794

		59,927,139

Metals & Mining - 2.0%
Agnico Eagle Mines	137,000	3,468,840
Ampco-Pittsburgh	180,306	1,967,138
Carpenter Technology	303,275	9,028,497
Centerra Gold	189,500	1,070,686
Franco-Nevada Corporation	193,500	8,517,870
Gold Fields ADR	3,102,643	8,253,030
IAMGOLD Corporation [1,3]	856,620	1,396,291
Reliance Steel & Aluminum	433,082	23,390,759
Worthington Industries	424,700	11,246,056

		68,339,167

Paper & Forest Products - 1.0%
Deltic Timber	172,000	10,287,320
Domtar Corporation	296,200	10,589,150
Neenah Paper	39,200	2,284,576
Pope Resources L.P.	13,900	934,219
Schweitzer-Mauduit International	241,825	8,313,943

		32,409,208

Total		336,046,954

Telecommunication Services – 1.0%
Diversified Telecommunication Services - 0.6%
Atlantic Tele-Network	255,103	18,859,765

Wireless Telecommunication Services - 0.4%
Spok Holdings	28,216	464,435
Telephone and Data Systems	529,190	13,208,582

		13,673,017

Total		32,532,782

Utilities – 1.8%
Electric Utilities - 0.6%
ALLETE	170,647	8,615,967
ITC Holdings	349,200	11,642,328

		20,258,295

Water Utilities - 1.2%
Aqua America	906,507	23,995,240
SJW	400,400	12,312,300
York Water	166,630	3,502,563

		39,810,103

Total		60,068,398

Miscellaneous [5] – 0.8%
Total		28,199,064

TOTAL COMMON STOCKS
(Cost $2,367,128,686)		3,200,956,752

REPURCHASE AGREEMENT – 4.2%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $139,671,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at $142,469,156)
(Cost $139,671,000)		139,671,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.3%
U.S. Treasury Bills
due 12/10/15-8/18/16	$1	1
U.S. Treasury Bonds
2.375%-8.875%
due 11/15/16-2/15/44	486,057	489,583
U.S. Treasury Notes
0.125%-4.50%
due 2/15/16-2/15/25	4,693,785	4,704,887
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)		3,684,977

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $8,879,448)		8,879,448

TOTAL INVESTMENTS – 100.1%
(Cost $2,515,679,134)		3,349,507,200

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(2,495,523)

NET ASSETS – 100.0%		$3,347,011,677

SCHEDULES OF INVESTMENTS
ROYCE HERITAGE FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.9%

Consumer Discretionary – 15.7%
Auto Components - 6.3%
BorgWarner	35,500	$1,476,445
Dorman Products [1]	12,375	629,764
Drew Industries	67,609	3,692,127
Gentex Corporation	129,700	2,010,350
Nokian Renkaat	16,800	544,606
Selamat Sempurna	1,048,000	319,982
Standard Motor Products	110,000	3,836,800

		12,510,074

Automobiles - 1.7%
Thor Industries	66,200	3,429,160

Distributors - 0.4%
Core-Mark Holding Company	12,808	838,284

Diversified Consumer Services - 0.5%
Sotheby’s	31,506	1,007,562

Household Durables - 2.6%
Ethan Allen Interiors	26,668	704,302
Forbo Holding	700	788,666
Mohawk Industries [1]	1,984	360,671
NVR [1]	2,125	3,241,093

		5,094,732

Media - 0.7%
Media General [1,3]	98,657	1,380,211

Multiline Retail - 0.7%
Dollar Tree [1]	20,700	1,379,862

Specialty Retail - 2.5%
Advance Auto Parts	2,761	523,292
Bed Bath & Beyond [1]	22,100	1,260,142
Finish Line (The) Cl. A	57,016	1,100,409
Tiffany & Co.	15,500	1,196,910
USS	52,100	871,006

		4,951,759

Textiles, Apparel & Luxury Goods - 0.3%
ANTA Sports Products	112,700	294,177
Wolverine World Wide	18,122	392,160

		686,337

Total		31,277,981

Consumer Staples – 2.6%
Food Products - 2.6%
Cal-Maine Foods	55,300	3,019,933
Sanderson Farms	31,225	2,141,098

Total		5,161,031

Energy – 0.5%
Energy Equipment & Services - 0.2%
TGS-NOPEC Geophysical	26,300	486,138

Oil, Gas & Consumable Fuels - 0.3%
World Fuel Services	13,827	495,007

Total		981,145

Financials – 18.7%
Capital Markets - 10.6%
ARA Asset Management	861,200	798,913
Artisan Partners Asset Management Cl. A	62,260	2,193,420
Ashmore Group	191,200	714,534
CETIP - Mercados Organizados	127,700	1,059,738
Coronation Fund Managers	144,300	681,546
E*TRADE Financial [1]	71,325	1,877,987
Evercore Partners Cl. A	30,400	1,527,296
Federated Investors Cl. B	50,000	1,445,000
Jupiter Fund Management	174,000	1,144,118
KKR & Co. L.P.	149,449	2,507,754
Lazard Cl. A	36,664	1,587,551
Partners Group Holding	1,600	543,610
SEI Investments	9,500	458,185
Sprott	225,800	401,009
Value Partners Group	1,387,500	1,323,104
VZ Holding	1,400	435,604
Westwood Holdings Group	45,900	2,494,665

		21,194,034

Consumer Finance - 0.4%
Shriram Transport Finance	54,600	762,729

Diversified Financial Services - 2.5%
Berkshire Hathaway Cl. B [1]	16,200	2,112,480
Bolsa Mexicana de Valores	709,500	1,113,046
JSE	44,000	410,272
TMX Group	28,000	983,200
Warsaw Stock Exchange	31,500	316,408

		4,935,406

Insurance - 1.9%
Alleghany Corporation [1]	8,150	3,815,096

Real Estate Management & Development - 3.3%
Jones Lang LaSalle	6,320	908,626
Kennedy Wilson Europe Real Estate	104,941	1,808,321
Kennedy-Wilson Holdings	169,762	3,763,624

		6,480,571

Total		37,187,836

Health Care – 3.4%
Biotechnology - 0.3%
Abcam	67,600	595,347

Health Care Equipment & Supplies - 2.0%
Analogic Corporation	15,410	1,264,236
IDEXX Laboratories [1]	14,400	1,069,200
Vascular Solutions [1]	48,250	1,563,783

		3,897,219

Life Sciences Tools & Services - 0.8%
Waters Corporation [1]	13,137	1,552,925

Pharmaceuticals - 0.3%
Recordati	29,000	669,788

Total		6,715,279

Industrials – 23.2%
Aerospace & Defense - 0.8%
HEICO Corporation	31,716	1,550,278

Air Freight & Logistics - 2.0%
Expeditors International of Washington	28,782	1,354,193
Forward Air	61,600	2,555,784

		3,909,977

Commercial Services & Supplies - 6.3%
Cintas Corporation	21,000	1,800,750
Copart [1]	112,200	3,691,380
dorma+kaba Holding	2,000	1,229,494
Ritchie Bros. Auctioneers	141,178	3,653,687
Waste Connections	42,849	2,081,605

		12,456,916

Electrical Equipment - 0.4%
Hubbell Cl. B	9,400	798,530

Industrial Conglomerates - 0.6%
Carlisle Companies	14,107	1,232,670

Machinery - 4.2%
Burckhardt Compression Holding	1,800	583,102
CIRCOR International	23,300	934,796
Graco	3,465	232,259
Kennametal	15,635	389,155
Lincoln Electric Holdings	8,400	440,412
Mueller Industries	76,144	2,252,339
Obara Group	13,900	547,400
Pfeiffer Vacuum Technology	7,000	806,663
Rotork	180,300	450,426
Valmont Industries	19,100	1,812,399

		8,448,951

Marine - 0.4%
Clarkson	28,800	889,018

Professional Services - 6.8%
Dun & Bradstreet	9,500	997,500
Equifax	22,412	2,177,998
Exponent	10,475	466,766
IHS Cl. A [1]	16,452	1,908,432
ManpowerGroup	45,141	3,696,597
Towers Watson & Co. Cl. A	21,890	2,569,448
Verisk Analytics Cl. A [1]	22,000	1,626,020

		13,442,761

Road & Rail - 1.7%
Genesee & Wyoming Cl. A [1]	25,686	1,517,529
Landstar System	30,600	1,942,182

		3,459,711

Total		46,188,812

Information Technology – 14.1%
Electronic Equipment, Instruments & Components - 6.5%
Anixter International [1]	46,380	2,679,837
AVX Corporation	95,759	1,253,485
Coherent [1]	24,700	1,351,090
e2v technologies	181,500	623,390
FEI Company	14,900	1,088,296
FLIR Systems	86,100	2,409,939
National Instruments	42,900	1,192,191
Rogers Corporation [1]	45,800	2,435,644

		13,033,872

IT Services - 4.2%
DST Systems	31,206	3,280,999
eClerx Services	11,500	280,500
Fiserv [1]	29,800	2,580,978
MAXIMUS	32,486	1,934,866
Metrofile Holdings	1,057,400	366,527

		8,443,870

Semiconductors & Semiconductor Equipment - 0.9%
Diodes [1]	44,300	946,691
Lam Research	11,750	767,627

		1,714,318

Software - 1.9%
ANSYS [1]	22,500	1,983,150
BasWare	10,100	441,765
Computer Modelling Group	100,000	849,007
TOTVS	60,500	459,950

		3,733,872

Technology Hardware, Storage & Peripherals - 0.6%
Diebold	37,076	1,103,752

Total		28,029,684

Materials – 9.0%
Chemicals - 7.1%
Balchem Corporation	15,800	960,166
Innospec	49,565	2,305,268
Minerals Technologies	73,000	3,515,680
Quaker Chemical	5,400	416,232
Sensient Technologies	27,188	1,666,625
Valspar Corporation (The)	8,131	584,456
Victrex	28,200	758,132
Westlake Chemical	75,156	3,899,845

		14,106,404

Metals & Mining - 1.8%
Reliance Steel & Aluminum	68,000	3,672,680

Paper & Forest Products - 0.1%
Stella-Jones	4,900	157,997

Total		17,937,081

Utilities – 2.0%
Gas Utilities - 2.0%
UGI Corporation	114,336	3,981,179

Total		3,981,179

Miscellaneous [5] – 4.7%
Total		9,235,684

TOTAL COMMON STOCKS
(Cost $170,458,405)		186,695,712

REPURCHASE AGREEMENT – 5.1%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $10,212,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at
$10,416,438)
(Cost $10,212,000)		10,212,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $1,391,798)		1,391,798

TOTAL INVESTMENTS – 99.7%
(Cost $182,062,203)		198,299,510

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.3%		601,304

NET ASSETS – 100.0%		$198,900,814

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.5%

Consumer Discretionary – 15.2%
Auto Components - 1.4%
Dana Holding Corporation	519,136	$8,243,880
Fuel Systems Solutions [1]	660,351	3,189,495
Spartan Motors	910,251	3,759,337
Tower International [1]	293,754	6,979,595

		22,172,307

Automobiles - 0.5%
Winnebago Industries	388,977	7,448,910

Distributors - 0.4%
VOXX International Cl. A [1]	821,891	6,098,431

Diversified Consumer Services - 0.2%
Houghton Mifflin Harcourt [1]	162,659	3,303,604

Hotels, Restaurants & Leisure - 2.2%
Belmond Cl. A [1]	910,419	9,204,336
Carrols Restaurant Group [1]	880,305	10,475,630
Ignite Restaurant Group [1,3]	395,116	1,912,361
Krispy Kreme Doughnuts [1]	472,761	6,916,493
Ruby Tuesday [1]	1,230,531	7,641,598

		36,150,418

Household Durables - 4.2%
Beazer Homes USA [1]	411,775	5,488,961
CalAtlantic Group [1]	973,300	7,786,400
Dixie Group [1,2]	864,535	7,227,513
Ethan Allen Interiors	160,000	4,225,600
Installed Building Products [1]	197,128	4,983,396
M.D.C. Holdings	383,950	10,051,811
M/I Homes [1]	361,300	8,519,454
New Home [1]	351,674	4,554,178
TRI Pointe Group [1]	445,172	5,827,301
William Lyon Homes Cl. A [1]	298,041	6,139,645
ZAGG [1,3]	542,981	3,686,841

		68,491,100

Internet & Catalog Retail - 0.4%
EVINE Live [1]	513,106	1,344,338
Gaiam Cl. A [1]	802,973	4,938,284

		6,282,622

Leisure Products - 0.3%
Black Diamond [1]	665,633	4,180,175

Media - 1.2%
Ballantyne Strong [1]	682,137	3,206,044
Cinedigm Cl. A [1,3]	90,186	50,504
Entravision Communications Cl. A	942,400	6,257,536
Martha Stewart Living Omnimedia Cl. A [1]	38,531	229,645
McClatchy Company (The) Cl. A [1,3]	2,999,469	2,909,485
New York Times Cl. A	443,799	5,241,266
Sizmek [1]	345,250	2,068,047

		19,962,527

Multiline Retail - 0.5%
Bon-Ton Stores (The)	463,701	1,456,021
J.C. Penney Company [1,3]	678,141	6,299,930

		7,755,951

Specialty Retail - 3.3%
American Eagle Outfitters	439,900	6,875,637
Ascena Retail Group [1]	926,892	12,893,068
bebe stores [3]	893,570	839,956
Chico’s FAS	228,700	3,597,451
Destination Maternity	208,537	1,922,711
New York & Company [1]	1,190,217	2,951,738
Rent-A-Center	321,806	7,803,795
Sears Hometown and Outlet Stores [1,3]	307,245	2,461,032
TravelCenters of America LLC [1]	555,714	5,740,526
West Marine [1]	854,877	7,505,820

		52,591,734

Textiles, Apparel & Luxury Goods - 0.6%
Unifi [1]	354,367	10,563,680

Total		245,001,459

Consumer Staples – 2.4%
Food & Staples Retailing - 0.4%
SUPERVALU [1]	1,001,600	7,191,488

Food Products - 0.6%
Landec Corporation [1]	444,202	5,183,838
SunOpta [1]	903,991	4,393,396

		9,577,234

Household Products - 0.9%
Central Garden & Pet [1]	789,864	12,219,196
Central Garden & Pet Cl. A [1]	136,800	2,203,848

		14,423,044

Personal Products - 0.5%
Elizabeth Arden [1,3]	671,305	7,847,555

Total		39,039,321

Energy – 1.9%
Energy Equipment & Services - 0.9%
Key Energy Services [1,3]	775,900	364,673
Matrix Service [1]	355,508	7,988,265
Newpark Resources [1]	1,070,931	5,483,166
Parker Drilling [1]	609,800	1,603,774

		15,439,878

Oil, Gas & Consumable Fuels - 1.0%
Matador Resources [1]	76,200	1,580,388
Pengrowth Energy [3]	1,698,500	1,460,710
Scorpio Tankers	905,326	8,301,840
StealthGas [1]	991,021	4,449,684

		15,792,622

Total		31,232,500

Financials – 10.5%
Banks - 5.2%
BancorpSouth	213,300	5,070,141
BankUnited	291,298	10,413,903
Berkshire Hills Bancorp	81,600	2,247,264
Boston Private Financial Holdings	954,346	11,165,848
Capital Bank Financial Cl. A [1]	151,100	4,567,753
CenterState Banks	338,941	4,982,433
Fidelity Southern	109,840	2,322,018
First Bancorp	169,508	2,881,636
Guaranty Bancorp	248,060	4,085,548
Hilltop Holdings [1]	67,176	1,330,757
South State	46,426	3,568,767
Southern National Bancorp of Virginia	175,415	1,980,435
State Bank Financial	377,059	7,797,580
Trustmark Corporation	171,600	3,975,972
Umpqua Holdings	521,200	8,495,560
United Bankshares	212,539	8,074,357

		82,959,972

Capital Markets - 0.1%
Harris & Harris Group [1]	340,596	728,876

Consumer Finance - 0.4%
Enova International [1]	685,710	7,007,956

Insurance - 1.6%
Ambac Financial Group [1]	355,846	5,149,092
Assured Guaranty	321,100	8,027,500
MBIA [1]	883,376	5,370,926
Old Republic International	486,838	7,614,146

		26,161,664

Real Estate Investment Trusts (REITs) - 1.1%
BRT Realty Trust [1]	125,609	890,568
Mack-Cali Realty	441,050	8,327,024
Rouse Properties	575,533	8,966,804

		18,184,396

Real Estate Management & Development - 0.5%
Tejon Ranch [1]	339,356	7,401,354

Thrifts & Mortgage Finance - 1.6%
Brookline Bancorp	189,800	1,924,572
MGIC Investment [1]	382,485	3,541,811
Radian Group	412,485	6,562,636
Walker & Dunlop [1]	220,312	5,745,737
Washington Federal	364,800	8,299,200

		26,073,956

Total		168,518,174

Health Care – 3.7%
Health Care Equipment & Supplies - 2.0%
Accuray [1,3]	782,200	3,907,089
AngioDynamics [1]	428,340	5,649,805
Exactech [1]	292,183	5,092,750
Invacare Corporation	790,025	11,431,662
Merit Medical Systems [1]	183,728	4,392,936
RTI Surgical [1]	344,274	1,955,476

		32,429,718

Health Care Providers & Services - 0.2%
Owens & Minor	90,600	2,893,764

Health Care Technology - 0.7%
Allscripts Healthcare Solutions [1]	932,836	11,567,167

Life Sciences Tools & Services - 0.8%
Albany Molecular Research [1,3]	694,310	12,094,880

Total		58,985,529

Industrials – 22.0%
Aerospace & Defense - 1.4%
Aerojet Rocketdyne Holdings [1]	505,140	8,173,165
Kratos Defense & Security Solutions [1]	1,542,524	6,509,451
LMI Aerospace [1,2,3]	819,530	8,424,769

		23,107,385

Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings [1]	102,862	3,554,911
XPO Logistics [1,3]	111,000	2,645,130

		6,200,041

Airlines - 0.5%
Virgin America [1,3]	223,800	7,660,674

Building Products - 4.0%
Builders FirstSource [1]	243,694	3,090,040
Gibraltar Industries [1]	449,687	8,251,756
Griffon Corporation	489,800	7,724,146
Insteel Industries	447,522	7,196,154
NCI Building Systems [1]	993,100	10,497,067
PGT [1]	682,008	8,375,058
Ply Gem Holdings [1]	564,492	6,604,556
Quanex Building Products	657,686	11,950,155

		63,688,932

Commercial Services & Supplies - 3.6%
ABM Industries	277,500	7,578,525
Herman Miller	352,400	10,163,216
Interface	556,716	12,492,707
Steelcase Cl. A	520,100	9,575,041
TRC Companies [1]	1,489,629	17,622,311

		57,431,800

Construction & Engineering - 2.3%
Aegion Corporation [1]	686,289	11,310,043
Furmanite Corporation [1]	905,041	5,502,649
Layne Christensen [1,3]	899,904	5,849,376
MasTec [1]	523,100	8,280,673
Northwest Pipe [1,2]	512,994	6,699,702

		37,642,443

Electrical Equipment - 1.7%
Encore Wire	391,303	12,783,869
Enphase Energy [1,3]	971,790	3,595,623
General Cable	955,443	11,369,772

		27,749,264

Machinery - 6.2%
Accuride Corporation [1]	159,100	440,707
Albany International Cl. A	379,650	10,861,786
Astec Industries	380,828	12,761,546
Commercial Vehicle Group [1]	1,100,740	4,435,982
Dynamic Materials	391,039	3,730,512
Federal Signal	818,932	11,227,558
Hardinge	584,897	5,369,354
Hurco Companies	204,591	5,368,468
Lydall [1]	74,397	2,119,571
Meritor [1]	474,319	5,042,011
Mueller Industries	497,621	14,719,629
Mueller Water Products Cl. A	1,768,576	13,547,292
NN	538,183	9,956,386

		99,580,802

Marine - 0.8%
Diana Shipping [1]	984,600	6,380,208
Genco Shipping & Trading [1]	383,619	1,499,950
Navios Maritime Holdings	1,289,749	3,211,475
Scorpio Bulkers [1,3]	836,200	1,220,852

		12,312,485

Road & Rail - 0.2%
Swift Transportation Cl. A [1]	256,344	3,850,287

Trading Companies & Distributors - 0.4%
Kaman Corporation	164,931	5,912,776

Transportation Infrastructure - 0.5%
Wesco Aircraft Holdings [1]	713,000	8,698,600

Total		353,835,489

Information Technology – 30.0%
Communications Equipment - 2.4%
ARRIS Group [1]	312,560	8,117,183
Aviat Networks [1]	2,534,932	2,636,329
ClearOne	290,034	3,416,601
Comtech Telecommunications	462,704	9,536,329
EMCORE Corporation [1]	216,646	1,473,193
Extreme Networks [1]	1,217,341	4,090,266
Harmonic [1]	753,077	4,367,847
Oclaro [1]	1,367,977	3,146,347
Westell Technologies Cl. A [1]	1,088,139	1,240,478

		38,024,573

Electronic Equipment, Instruments & Components - 9.0%
Benchmark Electronics [1]	472,800	10,288,128
Checkpoint Systems	817,831	5,929,275
CTS Corporation	201,780	3,734,948
Daktronics	614,625	5,328,799
Echelon Corporation [1,3]	1,529,986	917,839
Frequency Electronics [1]	224,263	2,327,850
GSI Group [1]	509,325	6,483,707
Identiv [1,3]	453,139	1,581,455
II-VI [1]	702,114	11,289,993
Ingram Micro Cl. A	429,614	11,702,685
KEMET Corporation [1]	2,136,507	3,931,173
Knowles Corporation [1,3]	158,500	2,921,155
Maxwell Technologies [1]	964,760	5,228,999
Mercury Systems [1]	864,478	13,753,845
Newport Corporation [1]	821,484	11,295,405
Park Electrochemical	278,834	4,904,690
PCM [1]	556,733	5,032,866
Perceptron [1]	380,481	2,887,851
Planar Systems [1]	455,824	2,643,779
RadiSys Corporation [1,3]	609,078	1,644,511
Sanmina Corporation [1]	534,923	11,431,304
SigmaTron International [1,2]	345,772	2,430,777
TTM Technologies [1]	879,325	5,478,195
Vishay Intertechnology	898,023	8,701,843
Vishay Precision Group [1]	192,542	2,231,562

		144,102,634

Internet Software & Services - 3.1%
Bankrate [1]	621,208	6,429,503
Blucora [1]	196,630	2,707,595
Care.com [1,3]	622,337	3,198,812
EarthLink Holdings	1,822,558	14,179,501
Limelight Networks [1]	980,569	1,872,887
Monster Worldwide [1]	1,511,300	9,702,546
QuinStreet [1]	1,298,539	7,206,891
Support.com [1,3]	1,279,897	1,433,485
Tremor Video [1,3]	987,921	1,837,533
YuMe [1,3]	392,146	1,015,658

		49,584,411

IT Services - 1.6%
CIBER [1]	1,761,873	5,602,756
Computer Task Group	724,348	4,483,714
Datalink Corporation [1]	561,809	3,354,000
Perficient [1]	89,383	1,379,180
Unisys Corporation [1,3]	957,724	11,396,915

		26,216,565

Semiconductors & Semiconductor Equipment - 10.9%
Advanced Energy Industries [1]	642,970	16,910,111
Alpha & Omega Semiconductor [1]	200,815	1,564,349
Amtech Systems [1,2,3]	697,086	2,997,470
ANADIGICS [1]	881,265	193,790
Axcelis Technologies [1]	968,294	2,585,345
AXT [1]	566,092	1,086,897
Brooks Automation	1,332,400	15,602,404
Cohu	614,326	6,057,254
Cree [1,3]	140,900	3,414,007
Exar Corporation [1]	1,012,094	6,021,959
Fairchild Semiconductor International [1]	493,420	6,927,617
FormFactor [1]	745,761	5,056,260
Intersil Corporation Cl. A	818,299	9,574,098
IXYS Corporation	773,750	8,635,050
Kopin Corporation [1]	1,094,774	3,437,590
Kulicke & Soffa Industries [1]	828,400	7,604,712
Mattson Technology [1]	709,400	1,652,902
MaxLinear Cl. A [1]	1,019,722	12,685,342
Microsemi Corporation [1]	446,954	14,669,030
Nanometrics [1]	701,039	8,510,614
NeoPhotonics Corporation [1,3]	885,858	6,032,693
OmniVision Technologies [1]	332,511	8,731,739
Rubicon Technology [1,3]	708,706	729,967
Rudolph Technologies [1]	595,511	7,414,112
SemiLEDs Corporation [1]	913,382	356,219
Spire Corporation [1,4]	450,600	29,289
SunEdison [1,3]	285,178	2,047,578
SunEdison Semiconductor [1]	526,529	5,549,616
Ultra Clean Holdings [1]	748,238	4,294,886
Xcerra Corporation [1]	932,554	5,856,439

		176,229,339

Software - 1.3%
A10 Networks [1]	978,199	5,859,412
Mentor Graphics	352,619	8,685,006
SeaChange International [1]	545,600	3,437,280
Smith Micro Software [1]	499,625	434,674
TeleCommunication Systems Cl. A [1]	841,817	2,895,850

		21,312,222

Technology Hardware, Storage & Peripherals - 1.7%
Avid Technology [1]	663,480	5,281,301
Cray [1]	444,532	8,806,179
Intevac [1]	916,691	4,216,779
QLogic Corporation [1]	379,933	3,894,313
Silicon Graphics International [1,3]	1,440,978	5,663,043

		27,861,615

Total		483,331,359

Materials – 7.4%
Chemicals - 2.0%
Ferro Corporation [1]	884,711	9,687,585
H.B. Fuller Company	60,600	2,056,764
Kraton Performance Polymers [1]	747,000	13,371,300
Schulman (A.)	199,882	6,490,169

		31,605,818

Construction Materials - 0.7%
U.S. Concrete [1]	222,872	10,651,053

Metals & Mining - 4.3%
A. M. Castle & Co. [1,2,3]	1,579,483	3,506,452
AK Steel Holding Corporation [1,3]	1,091,100	2,629,551
Carpenter Technology	153,641	4,573,893
Century Aluminum [1,3]	988,503	4,547,114
Coeur Mining [1]	675,500	1,904,910
Commercial Metals	1,141,261	15,464,087
Haynes International	281,191	10,640,267
Hecla Mining	1,239,700	2,442,209
Kaiser Aluminum	150,500	12,077,625
Noranda Aluminum Holding Corporation [3]	418,992	687,147
Pan American Silver	960,400	6,098,540
Synalloy Corporation	321,333	2,943,410
TimkenSteel Corporation	234,458	2,372,715

		69,887,920

Paper & Forest Products - 0.4%
Louisiana-Pacific Corporation [1]	477,900	6,805,296

Total		118,950,087

Telecommunication Services – 0.5%
Diversified Telecommunication Services - 0.5%
Iridium Communications [1,3]	1,356,506	8,342,512

Total		8,342,512

Utilities – 0.2%
Water Utilities - 0.2%
Pure Cycle [1,3]	525,799	2,613,221

Total		2,613,221

Miscellaneous [5] – 1.7%
Total		26,806,696

TOTAL COMMON STOCKS
(Cost $1,591,888,216)		1,536,656,347

REPURCHASE AGREEMENT – 5.0%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $80,276,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at
$81,884,488)
(Cost $80,276,000)		80,276,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 4.0%
U.S. Treasury Bills
due 10/8/15-8/18/16	$62,997	62,997
U.S. Treasury Bonds
2.375%-8.875%
due 11/15/16-5/15/45	48,418	48,929
U.S. Treasury Notes
0.074%-4.50%
due 11/15/15-2/15/25	426,419	427,714
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)		64,134,805

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $64,674,445)		64,674,445

TOTAL INVESTMENTS – 104.5%
(Cost $1,736,838,661)		1,681,606,792

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.5)%		(71,965,909)

NET ASSETS – 100.0%		$1,609,640,883

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.6%

Consumer Discretionary – 35.8%
Auto Components - 5.1%
Dana Holding Corporation	1,100,000	$17,468,000
Standard Motor Products [2]	2,089,000	72,864,320

		90,332,320

Automobiles - 1.0%
Winnebago Industries	929,760	17,804,904

Diversified Consumer Services - 0.8%
Capella Education	277,800	13,756,656

Hotels, Restaurants & Leisure - 0.3%
Bowl America Cl. A [2]	315,948	4,568,608

Household Durables - 2.4%
CSS Industries [2]	840,000	22,125,600
Ethan Allen Interiors	293,000	7,738,130
Hooker Furniture [2]	551,106	12,973,035

		42,836,765

Media - 7.7%
Meredith Corporation	1,820,000	77,495,600
Scholastic Corporation	1,520,300	59,230,888

		136,726,488

Specialty Retail - 18.5%
Bed Bath & Beyond [1]	1,750,000	99,785,000
Buckle (The)	1,375,000	50,833,750
Children’s Place [2]	1,540,100	88,817,567
Finish Line (The) Cl. A [2]	3,285,000	63,400,500
Haverty Furniture	1,113,583	26,146,929

		328,983,746

Total		635,009,487

Consumer Staples – 6.6%
Food & Staples Retailing - 3.0%
Weis Markets	1,250,000	52,187,500

Food Products - 3.0%
Cal-Maine Foods	807,500	44,097,575
Lancaster Colony	100,000	9,748,000

		53,845,575

Tobacco - 0.6%
Universal Corporation	220,000	10,905,400

Total		116,938,475

Financials – 2.1%
Capital Markets - 2.1%
Waddell & Reed Financial Cl. A	1,055,000	36,682,350

Total		36,682,350

Health Care – 0.3%
Life Sciences Tools & Services - 0.3%
Bio-Rad Laboratories Cl. A [1]	40,000	5,372,400

Total		5,372,400

Industrials – 22.5%
Aerospace & Defense - 2.2%
National Presto Industries [2]	455,000	38,338,300

Commercial Services & Supplies - 8.2%
UniFirst Corporation [2]	1,370,000	146,329,700

Electrical Equipment - 6.1%
EnerSys	715,000	38,309,700
Hubbell Cl. B	590,950	50,201,202
Regal Beloit	347,400	19,610,730

		108,121,632

Industrial Conglomerates - 0.7%
Carlisle Companies	135,000	11,796,300

Machinery - 1.9%
Foster (L.B.) Company	100,000	1,228,000
Hurco Companies [2]	508,000	13,329,920
Valmont Industries	195,000	18,503,550

		33,061,470

Professional Services - 0.3%
Kelly Services Cl. A	413,900	5,852,546

Trading Companies & Distributors - 3.1%
Applied Industrial Technologies	1,434,600	54,729,990

Total		398,229,938

Information Technology – 13.9%
Electronic Equipment, Instruments & Components - 11.3%
Anixter International [1]	400,000	23,112,000
AVX Corporation [2]	8,600,000	112,574,000
Park Electrochemical [2]	1,690,883	29,742,632
ScanSource [1]	750,000	26,595,000
Vishay Intertechnology	909,300	8,811,117

		200,834,749

Semiconductors & Semiconductor Equipment - 2.6%
Teradyne	2,575,000	46,375,750

Total		247,210,499

Materials – 11.4%
Chemicals - 4.1%
Hawkins [2]	890,000	34,265,000
Minerals Technologies	795,000	38,287,200

		72,552,200

Metals & Mining - 1.4%
Central Steel & Wire [4]	6,421	3,987,441
Kaiser Aluminum	263,095	21,113,374

		25,100,815

Paper & Forest Products - 5.9%
Neenah Paper [2]	1,270,000	74,015,600
Schweitzer-Mauduit International	900,000	30,942,000

		104,957,600

Total		202,610,615

TOTAL COMMON STOCKS
(Cost $1,418,915,789)		1,642,053,764

REPURCHASE AGREEMENT – 7.0%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $124,872,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at
$127,373,019)
(Cost $124,872,000)		124,872,000

TOTAL INVESTMENTS – 99.6%
(Cost $1,543,787,789)		1,766,925,764

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.4%		6,749,613

NET ASSETS – 100.0%		$1,773,675,377

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP VALUE FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.2%

Consumer Discretionary – 28.5%
Auto Components - 3.1%
Dorman Products [1]	73,053	$3,717,667
Gentex Corporation	609,756	9,451,218
STRATTEC SECURITY	88,038	5,551,677

		18,720,562

Household Durables - 0.7%
NVR [1]	2,978	4,542,105

Media - 0.3%
Saga Communications Cl. A	62,557	2,102,541

Multiline Retail - 1.5%
Dillard’s Cl. A	106,700	9,324,513

Specialty Retail - 17.8%
American Eagle Outfitters	679,686	10,623,492
Ascena Retail Group [1]	598,164	8,320,461
Buckle (The)	473,264	17,496,570
Cato Corporation (The) Cl. A	459,260	15,628,618
DSW Cl. A	624,755	15,812,549
GameStop Corporation Cl. A	261,807	10,789,066
Genesco [1]	190,914	10,895,462
Shoe Carnival	470,597	11,200,209
Stein Mart	867,398	8,396,413

		109,162,840

Textiles, Apparel & Luxury Goods - 5.1%
Deckers Outdoor [1]	269,585	15,652,105
Movado Group	487,505	12,592,254
Steven Madden [1]	88,195	3,229,701

		31,474,060

Total		175,326,621

Consumer Staples – 2.0%
Food & Staples Retailing - 0.4%
Village Super Market Cl. A	93,543	2,208,550

Personal Products - 1.6%
Nu Skin Enterprises Cl. A	235,618	9,726,311

Total		11,934,861

Energy – 6.0%
Energy Equipment & Services - 6.0%
Helmerich & Payne	127,499	6,025,603
Matrix Service [1]	798,385	17,939,711
Unit Corporation [1]	1,134,204	12,771,137

Total		36,736,451

Financials – 11.0%
Banks - 3.5%
Ames National	119,748	2,745,822
City Holding Company	215,718	10,634,897
National Bankshares	105,586	3,284,780
Northrim BanCorp	168,427	4,872,593

		21,538,092

Capital Markets - 0.2%
Federated Investors Cl. B	49,599	1,433,411

Insurance - 2.9%
Allied World Assurance Company
Holdings	10,123	386,395
Aspen Insurance Holdings	5,967	277,286
Reinsurance Group of America	188,935	17,115,622

		17,779,303

Thrifts & Mortgage Finance - 4.4%
Genworth MI Canada	851,500	18,344,418
TrustCo Bank Corp. NY	1,456,448	8,505,656

		26,850,074

Total		67,600,880

Health Care – 1.3%
Health Care Providers & Services - 1.3%
Aceto Corporation	164,233	4,508,196
Chemed Corporation	4,779	637,853
MEDNAX [1]	39,228	3,012,318

Total		8,158,367

Industrials – 19.3%
Commercial Services & Supplies - 2.3%
UniFirst Corporation	129,989	13,884,125

Construction & Engineering - 2.4%
MYR Group [1]	568,089	14,883,932

Machinery - 5.7%
Alamo Group	303,679	14,196,993
Federal Signal	1,192,324	16,346,762
Miller Industries	222,401	4,345,716

		34,889,471

Professional Services - 2.2%
Korn/Ferry International	243,700	8,059,159
TrueBlue [1]	241,514	5,426,820

		13,485,979

Road & Rail - 4.3%
Knight Transportation	54,862	1,316,688
Saia [1]	500,319	15,484,873
Werner Enterprises	387,800	9,733,780

		26,535,341

Trading Companies & Distributors - 2.4%
Applied Industrial Technologies	392,895	14,988,944

Total		118,667,792

Information Technology – 23.1%
Communications Equipment - 4.4%
Brocade Communications Systems	1,672,311	17,358,588
NETGEAR [1]	338,303	9,868,299

		27,226,887

Electronic Equipment, Instruments & Components - 13.9%
Benchmark Electronics [1]	837,786	18,230,223
Fabrinet [1]	956,468	17,532,059
PC Connection	842,491	17,464,838
Rofin-Sinar Technologies [1]	343,906	8,917,483
ScanSource [1]	214,232	7,596,667
Vishay Intertechnology	1,603,186	15,534,872

		85,276,142

IT Services - 0.5%
Convergys Corporation	135,405	3,129,210

Semiconductors & Semiconductor Equipment - 3.0%
MKS Instruments	548,223	18,381,917

Technology Hardware, Storage & Peripherals - 1.3%
Super Micro Computer [1]	298,629	8,140,626

Total		142,154,782

Materials – 3.1%
Chemicals - 1.8%
Innospec	232,844	10,829,574

Metals & Mining - 1.3%
Reliance Steel & Aluminum	151,747	8,195,856

Total		19,025,430

Miscellaneous [5] – 0.9%
Total		5,474,653

TOTAL COMMON STOCKS
(Cost $586,663,096)		585,079,837

REPURCHASE AGREEMENT – 3.7%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $22,736,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at
$23,193,250)
(Cost $22,736,000)		22,736,000

TOTAL INVESTMENTS – 98.9%
(Cost $609,399,096)		607,815,837

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.1%		6,871,336

NET ASSETS – 100.0%		$614,687,173

SCHEDULES OF INVESTMENTS
ROYCE SMALLER-COMPANIES GROWTH FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.0%

Consumer Discretionary – 23.4%
Auto Components - 2.6%
Dorman Products [1]	265,000	$13,485,850
Gentherm [1]	79,900	3,589,108

		17,074,958

Hotels, Restaurants & Leisure - 2.8%
Buffalo Wild Wings [1]	54,900	10,619,307
Texas Roadhouse	218,000	8,109,600

		18,728,907

Household Durables - 0.6%
iRobot Corporation [1,3]	151,000	4,400,140

Media - 2.1%
IMAX Corporation [1,3]	240,000	8,109,600
Rentrak Corporation [1]	105,845	5,723,039

		13,832,639

Specialty Retail - 8.7%
Boot Barn Holdings [1]	748,656	13,797,730
Container Store Group (The) [1,3]	1,780,560	25,070,285
Monro Muffler Brake	103,000	6,957,650
Tractor Supply	142,000	11,973,440

		57,799,105

Textiles, Apparel & Luxury Goods - 6.6%
Carter’s	195,300	17,701,992
Columbia Sportswear	226,000	13,286,540
Gildan Activewear	433,666	13,079,367

		44,067,899

Total		155,903,648

Consumer Staples – 3.8%
Food & Staples Retailing - 1.8%
Natural Grocers by Vitamin Cottage [1]	250,000	5,672,500
United Natural Foods [1]	131,617	6,384,741

		12,057,241

Food Products - 2.0%
Snyder’s-Lance	264,000	8,904,720
SunOpta [1]	849,000	4,126,140

		13,030,860

Total		25,088,101

Energy – 2.3%
Energy Equipment & Services - 1.6%
Canadian Energy Services & Technology	842,000	3,892,949
Helmerich & Payne	12,000	567,120
Pason Systems	418,000	5,876,118
Unit Corporation [1]	26,200	295,012

		10,631,199

Oil, Gas & Consumable Fuels - 0.7%
Navigator Holdings [1]	322,000	4,298,700
Sprott Resource [1]	1,299,000	593,773
Triangle Petroleum [1]	600	852

		4,893,325

Total		15,524,524

Financials – 10.8%
Banks - 6.5%
Associated Banc-Corp	458,900	8,246,433
Columbia Banking System	253,500	7,911,735
Enterprise Financial Services	388,500	9,778,545
ServisFirst Bancshares	215,000	8,928,950
Umpqua Holdings	512,800	8,358,640

		43,224,303

Capital Markets - 4.1%
Financial Engines	182,800	5,387,116
Northern Trust	147,000	10,019,520
Oaktree Capital Group LLC Cl. A	139,800	6,920,100
WisdomTree Investments	300,000	4,839,000

		27,165,736

Real Estate Management & Development - 0.2%
Marcus & Millichap [1]	36,500	1,678,635

Total		72,068,674

Health Care – 23.5%
Biotechnology - 10.5%
Anacor Pharmaceuticals [1]	119,500	14,066,345
Dynavax Technologies [1]	258,000	6,331,320
Myriad Genetics [1,3]	429,240	16,087,915
Progenics Pharmaceuticals [1]	1,412,200	8,077,784
Zealand Pharma [1]	1,167,000	25,718,372

		70,281,736

Health Care Equipment & Supplies - 5.9%
AtriCure [1]	446,000	9,771,860
Avinger [1,3]	309,000	4,545,390
Cerus Corporation [1,3]	1,347,500	6,117,650
Inogen [1]	221,755	10,766,205
Masimo Corporation [1]	201,000	7,750,560
Penumbra [1,3]	1,000	40,100

		38,991,765

Life Sciences Tools & Services - 2.0%
Cambrex Corporation [1]	337,500	13,392,000

Pharmaceuticals - 5.1%
BioDelivery Sciences International [1,3]	872,000	4,848,320
Intersect ENT [1]	265,000	6,201,000
Lipocine [1]	727,190	8,602,658
Relypsa [1]	303,000	5,608,530
UCB	109,000	8,531,157

		33,791,665

Total		156,457,166

Industrials – 11.9%
Building Products - 1.8%
Apogee Enterprises	129,415	5,778,380
DIRTT Environmental Solutions [1]	1,511,000	6,419,910

		12,198,290

Commercial Services & Supplies - 1.7%
Mobile Mini	357,500	11,007,425

Construction & Engineering - 0.7%
NV5 Holdings [1,3]	241,885	4,489,385

Electrical Equipment - 2.4%
Acuity Brands	74,095	13,009,600
Capstone Turbine [1,3]	2,672,000	908,480
Hydrogenics Corporation [1,3]	266,295	2,146,338

		16,064,418

Machinery - 4.4%
KUKA [3]	133,900	10,251,887
Tennant Company	127,937	7,187,501
Wabtec Corporation	135,464	11,927,605

		29,366,993

Marine - 0.9%
Clarkson	201,976	6,234,735

Total		79,361,246

Information Technology – 16.8%
Communications Equipment - 2.1%
Infinera Corporation [1]	316,233	6,185,518
Sierra Wireless [1,3]	374,500	7,924,420

		14,109,938

Electronic Equipment, Instruments & Components - 4.6%
FARO Technologies [1]	40,000	1,400,000
FLIR Systems	293,600	8,217,864
IPG Photonics [1]	86,444	6,567,151
Mercury Systems [1]	905,749	14,410,466

		30,595,481

Internet Software & Services - 2.0%
HomeAway [1]	204,500	5,427,430
SPS Commerce [1]	117,600	7,983,864

		13,411,294

Semiconductors & Semiconductor Equipment - 2.0%
Cavium [1]	118,000	7,241,660
Integrated Device Technology [1]	50,000	1,015,000
NeoPhotonics Corporation [1]	700,000	4,767,000

		13,023,660

Software - 5.0%
Absolute Software	1,140,200	6,801,043
Manhattan Associates [1]	118,000	7,351,400
Mobileye [1,3]	4,000	181,920
Paylocity Holding Corporation [1,3]	463,786	13,908,942
Qualys [1]	188,000	5,350,480

		33,593,785

Technology Hardware, Storage & Peripherals - 1.1%
Immersion Corporation [1]	665,595	7,474,632

Total		112,208,790

Materials – 0.4%
Metals & Mining - 0.4%
Orocobre [1]	2,350,000	2,757,700

Total		2,757,700

Telecommunication Services – 1.4%
Diversified Telecommunication Services - 1.4%
ORBCOMM [1]	1,624,000	9,061,920

Total		9,061,920

Miscellaneous [5] – 4.7%
Total		31,716,818

TOTAL COMMON STOCKS
(Cost $525,979,797)		660,148,587

REPURCHASE AGREEMENT – 2.4%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $15,749,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at
$16,065,944)
(Cost $15,749,000)		15,749,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 9.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $65,010,587)		65,010,587

TOTAL INVESTMENTS – 111.2%
(Cost $606,739,384)		740,908,174

LIABILITIES LESS CASH
AND OTHER ASSETS – (11.2)%		(74,434,093)

NET ASSETS – 100.0%		$666,474,081

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP LEADERS FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.5%

Consumer Discretionary – 15.1%
Auto Components - 3.5%
Dorman Products [1]	10,890	$554,192
Drew Industries	16,512	901,721
Gentex Corporation	186,274	2,887,247

		4,343,160

Automobiles - 1.5%
Thor Industries	37,215	1,927,737

Media - 1.4%
E.W. Scripps Company Cl. A	71,490	1,263,228
Morningstar	2	161
Wiley (John) & Sons Cl. A	10,650	532,819

		1,796,208

Specialty Retail - 5.0%
Buckle (The)	91,386	3,378,541
Genesco [1]	49,605	2,830,957

		6,209,498

Textiles, Apparel & Luxury Goods - 3.7%
Deckers Outdoor [1]	25,450	1,477,627
Fossil Group [1,3]	10,010	559,359
Movado Group	101,463	2,620,789

		4,657,775

Total		18,934,378

Consumer Staples – 3.2%
Food Products - 3.2%
Cal-Maine Foods	60,378	3,297,243
Sanderson Farms	10,990	753,584

Total		4,050,827

Energy – 4.1%
Energy Equipment & Services - 4.1%
Helmerich & Payne	22,925	1,083,436
Oil States International [1]	29,500	770,835
Pason Systems	140,000	1,968,078
TGS-NOPEC Geophysical	68,940	1,274,310

Total		5,096,659

Financials – 13.8%
Capital Markets - 10.2%
Artisan Partners Asset Management Cl. A	69,570	2,450,951
Federated Investors Cl. B	79,170	2,288,013
Lazard Cl. A	71,910	3,113,703
SEI Investments	27,215	1,312,579
Virtus Investment Partners	23,240	2,335,620
Westwood Holdings Group	24,010	1,304,944

		12,805,810

Real Estate Management & Development - 0.6%
Marcus & Millichap [1]	16,840	774,472

Thrifts & Mortgage Finance - 3.0%
Genworth MI Canada	174,860	3,767,122

Total		17,347,404

Health Care – 6.1%
Health Care Equipment & Supplies - 0.4%
Atrion Corporation	1,430	536,193

Life Sciences Tools & Services - 5.1%
Bio-Rad Laboratories Cl. A [1]	21,395	2,873,563
Bio-Techne	31,044	2,870,328
PerkinElmer	13,630	626,435

		6,370,326

Pharmaceuticals - 0.6%
Lannett Company [1,3]	18,595	772,064

Total		7,678,583

Industrials – 23.9%
Commercial Services & Supplies - 3.5%
Ritchie Bros. Auctioneers	83,754	2,167,554
Steelcase Cl. A	118,390	2,179,560

		4,347,114

Machinery - 14.0%
CIRCOR International	56,350	2,260,762
Columbus McKinnon	63,995	1,162,149
Federal Signal	127,030	1,741,581
Hyster-Yale Materials Handling Cl. A	16,215	937,714
John Bean Technologies	107,709	4,119,869
Kadant	24,760	965,888
Kennametal	39,210	975,937
Lydall [1]	52,380	1,492,306
RBC Bearings [1]	15,880	948,513
Sun Hydraulics	15,370	422,214
Valmont Industries	19,345	1,835,647
Wabtec Corporation	7,288	641,708

		17,504,288

Professional Services - 2.7%
ICF International [1]	32,743	995,060
ManpowerGroup	20,026	1,639,929
Robert Half International	13,603	695,929

		3,330,918

Road & Rail - 1.5%
Saia [1]	61,920	1,916,424

Trading Companies & Distributors - 2.2%
Applied Industrial Technologies	26,030	993,044
MSC Industrial Direct Cl. A	29,197	1,781,893

		2,774,937

Total		29,873,681

Information Technology – 21.0%
Electronic Equipment, Instruments & Components - 5.0%
Coherent [1]	19,226	1,051,662
IPG Photonics [1]	11,940	907,082
Littelfuse	6,990	637,138
National Instruments	22,110	614,437
Orbotech [1]	58,670	906,451
Rofin-Sinar Technologies [1]	81,150	2,104,220

		6,220,990

Internet Software & Services - 1.7%
j2 Global	30,584	2,166,876

IT Services - 2.1%
Sykes Enterprises [1]	99,885	2,547,067

Semiconductors & Semiconductor Equipment - 7.7%
Brooks Automation	65,690	769,230
Cabot Microelectronics [1]	20,486	793,628
MKS Instruments	113,975	3,821,582
Nanometrics [1]	162,088	1,967,748
Tessera Technologies	33,360	1,081,198
Veeco Instruments [1]	59,230	1,214,807

		9,648,193

Software - 4.5%
ANSYS [1]	7,650	674,271
ePlus [1]	18,177	1,437,255
Mentor Graphics	68,350	1,683,461
Monotype Imaging Holdings	86,190	1,880,666

		5,675,653

Total		26,258,779

Materials – 6.6%
Chemicals - 4.0%
Innospec	14,057	653,791
Minerals Technologies	72,606	3,496,705
Quaker Chemical	10,580	815,507

		4,966,003

Metals & Mining - 2.6%
Compass Minerals International	12,310	964,734
Reliance Steel & Aluminum	42,470	2,293,805

		3,258,539

Total		8,224,542

Miscellaneous [5] – 0.7%
Total		845,054

TOTAL COMMON STOCKS
(Cost $108,065,250)		118,309,907

REPURCHASE AGREEMENT – 5.5%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $6,907,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at $7,045,206)
(Cost $6,907,000)		6,907,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.8%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $993,824)		993,824

TOTAL INVESTMENTS – 100.8%
(Cost $115,966,074)		126,210,731

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.8)%		(1,010,851)

NET ASSETS – 100.0%		$125,199,880

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP DISCOVERY FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.6%

Consumer Discretionary – 14.8%
Auto Components - 2.1%
China Automotive Systems [1]	6,500	$34,580
Standard Motor Products	1,800	62,784

		97,364

Distributors - 0.5%
VOXX International Cl. A [1]	3,100	23,002

Hotels, Restaurants & Leisure - 1.5%
Famous Dave’s of America [1]	1,600	20,656
Monarch Casino & Resort [1]	2,700	48,519

		69,175

Household Durables - 3.2%
Cavco Industries [1]	900	61,281
Flexsteel Industries	1,500	46,875
Hooker Furniture	1,800	42,372

		150,528

Leisure Products - 0.5%
Johnson Outdoors Cl. A	1,200	25,320

Media - 0.7%
Harte-Hanks	8,800	31,064

Specialty Retail - 3.0%
Big 5 Sporting Goods	2,800	29,064
Haverty Furniture	2,800	65,744
Shoe Carnival	1,400	33,320
Stage Stores	1,400	13,776

		141,904

Textiles, Apparel & Luxury Goods - 3.3%
Culp	3,400	109,038
Perry Ellis International [1]	2,100	46,116

		155,154

Total		693,511

Consumer Staples – 3.9%
Food & Staples Retailing - 1.5%
Village Super Market Cl. A	3,100	73,191

Food Products - 2.4%
John B. Sanfilippo & Son	1,200	61,512
SunOpta [1]	10,240	49,766

		111,278

Total		184,469

Energy – 3.8%
Energy Equipment & Services - 1.8%
Gulf Island Fabrication	2,000	21,060
Matrix Service [1]	1,800	40,446
Tesco Corporation	2,900	20,706

		82,212

Oil, Gas & Consumable Fuels - 2.0%
Pacific Ethanol [1]	3,900	25,311
REX American Resources [1]	900	45,558
TransGlobe Energy	9,000	23,760

		94,629

Total		176,841

Financials – 8.2%
Capital Markets - 0.5%
Oppenheimer Holdings Cl. A	1,200	24,012

Consumer Finance - 1.5%
Regional Management [1]	3,400	52,700
World Acceptance [1]	600	16,104

		68,804

Insurance - 6.2%
Employers Holdings	2,100	46,809
Hallmark Financial Services [1]	2,800	32,172
Infinity Property & Casualty	600	48,324
Investors Title	800	57,968
United Fire Group	1,400	49,070
Universal Insurance Holdings	2,000	59,080

		293,423

Total		386,239

Health Care – 20.0%
Health Care Equipment & Supplies - 13.0%
Analogic Corporation	1,000	82,040
Atrion Corporation	200	74,992
CryoLife	4,500	43,785
Cynosure Cl. A [1]	600	18,024
Exactech [1]	3,800	66,234
Invacare Corporation	5,500	79,585
LeMaitre Vascular	3,600	43,884
Meridian Bioscience	2,700	46,170
Merit Medical Systems [1]	2,000	47,820
Utah Medical Products	2,000	107,740

		610,274

Health Care Providers & Services - 2.7%
IPC Healthcare [1]	1,000	77,690
LHC Group [1]	1,100	49,247

		126,937

Health Care Technology - 0.7%
Quality Systems	2,800	34,944

Life Sciences Tools & Services - 2.7%
Affymetrix [1]	4,000	34,160
Harvard Bioscience [1]	9,500	35,910
Luminex Corporation [1]	3,200	54,112

		124,182

Pharmaceuticals - 0.9%
Cumberland Pharmaceuticals [1]	7,000	40,390

Total		936,727

Industrials – 12.3%
Construction & Engineering - 3.0%
Aegion Corporation [1]	2,200	36,256
MYR Group [1]	4,000	104,800

		141,056

Electrical Equipment - 1.1%
SL Industries [1]	1,500	51,000

Machinery - 3.8%
Briggs & Stratton	2,200	42,482
Lydall [1]	700	19,943
Miller Industries	5,920	115,677

		178,102

Professional Services - 3.0%
CDI Corporation	3,500	29,925
GP Strategies [1]	1,300	29,666
Heidrick & Struggles International	2,000	38,900
Resources Connection	2,800	42,196

		140,687

Trading Companies & Distributors - 1.4%
CAI International [1]	2,000	20,160
Willis Lease Finance [1]	3,000	48,780

		68,940

Total		579,785

Information Technology – 18.2%
Communications Equipment - 4.7%
Comtech Telecommunications	2,800	57,708
Digi International [1]	3,700	43,623
Harmonic [1]	4,300	24,940
PCTEL	6,300	37,863
TESSCO Technologies	2,600	54,704

		218,838

Electronic Equipment, Instruments & Components - 4.3%
Checkpoint Systems	5,300	38,425
Daktronics	5,300	45,951
PC Connection	3,400	70,482
Vishay Precision Group [1]	4,200	48,678

		203,536

Internet Software & Services - 2.1%
Blucora [1]	2,600	35,802
DHI Group [1]	3,200	23,392
Liquidity Services [1]	5,000	36,950

		96,144

IT Services - 1.6%
Computer Task Group	12,400	76,756

Semiconductors & Semiconductor Equipment - 3.0%
Alpha & Omega Semiconductor [1]	5,900	45,961
ChipMOS TECHNOLOGIES (Bermuda)	1,500	24,630
Kulicke & Soffa Industries [1]	5,500	50,490
Ultra Clean Holdings [1]	3,600	20,664

		141,745

Software - 2.5%
American Software Cl. A	5,342	50,322
EnerNOC [1]	3,700	29,230
Epiq Systems	2,800	36,176

		115,728

Total		852,747

Materials – 8.5%
Chemicals - 2.8%
FutureFuel Corporation	4,900	48,412
KMG Chemicals	900	17,361
Trecora Resources [1]	5,300	65,826

		131,599

Containers & Packaging - 2.1%
UFP Technologies [1]	4,340	99,169

Metals & Mining - 3.6%
Century Aluminum [1]	4,900	22,540
Haynes International	1,400	52,976
Materion Corporation	1,100	33,022
Schnitzer Steel Industries Cl. A	3,200	43,328
Universal Stainless & Alloy Products [1]	1,500	15,870

		167,736

Total		398,504

Miscellaneous [5] – 4.9%
Total		228,539

TOTAL COMMON STOCKS
(Cost $5,000,615)		4,437,362

REPURCHASE AGREEMENT – 5.7%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $269,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at $277,088)
(Cost $269,000)		269,000

TOTAL INVESTMENTS – 100.3%
(Cost $5,269,615)		4,706,362

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(15,768)

NET ASSETS – 100.0%		$4,690,594

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL FINANCIAL SERVICES FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.1%

Banks - 11.9%
BLOM Bank GDR	8,000	$76,800
BOK Financial	13,530	875,526
Capital City Bank Group	29,822	444,944
Chemung Financial	14,512	413,592
CIT Group	22,400	896,672
First Citizens BancShares Cl. A	3,850	870,100
First Republic Bank	20,840	1,308,127
Live Oak Bancshares	37,500	736,500
PowerShares KBW Regional Banking
Portfolio	23,000	936,100
Umpqua Holdings	17,400	283,620

Total		6,841,981

Capital Markets - 47.7%
AllianceBernstein Holding L.P.	16,500	438,900
Apollo Global Management LLC Cl. A	32,700	561,786
ARA Asset Management	564,000	523,208
Ares Management L.P.	56,300	984,124
Artisan Partners Asset Management Cl. A	19,500	686,985
Ashmore Group	231,000	863,271
BHF Kleinwort Benson Group [1]	105,000	626,624
CETIP - Mercados Organizados	95,000	788,372
Charles Schwab	24,500	699,720
Citadel Capital [1]	150,000	30,842
Coronation Fund Managers	52,000	245,602
Cowen Group [1]	49,900	227,544
Diamond Hill Investment Group	3,675	683,697
Dundee Corporation Cl. A [1]	62,000	400,480
Edmond de Rothschild (Suisse)	20	375,539
Egyptian Financial Group-Hermes Holding
Company [1]	246,390	251,734
Federated Investors Cl. B	33,800	976,820
Fifth Street Asset Management Cl. A	81,431	608,289
Fifth Street Finance	95,800	591,086
Financial Engines	18,400	542,248
Fortress Investment Group LLC Cl. A	102,600	569,430
GMP Capital	108,000	335,047
Interactive Brokers Group Cl. A	4,400	173,668
INTL FCStone [1]	15,000	370,350
Invesco	8,000	249,840
Investment Technology Group	19,200	256,128
IOOF Holdings	11,528	69,744
Jupiter Fund Management	132,000	867,952
Manning & Napier Cl. A	15,800	116,288
Medley Management Cl. A	65,702	434,947
Monroe Capital	58,050	806,895
MVC Capital	47,100	386,691
Northern Trust	12,540	854,726
Oaktree Capital Group LLC Cl. A	4,700	232,650
Och-Ziff Capital Management
Group LLC Cl. A	66,000	576,180
Oppenheimer Holdings Cl. A	10,000	200,100
Partners Group Holding	1,339	454,934
Prospect Capital	97,600	695,888
Raymond James Financial	7,300	362,299
Reinet Investments	5,500	107,618
Rothschild & Co	19,500	567,434
SEI Investments	16,600	800,618
Silvercrest Asset Management
Group Cl. A	41,600	449,696
SPARX Group	220,000	538,182
Sprott	391,500	695,283
State Street	9,135	613,963
Stifel Financial [1]	7,150	301,015
TD Ameritrade Holding Corporation	10,615	337,982
Tokai Tokyo Financial Holdings	9,400	55,787
U.S. Global Investors Cl. A	225,200	389,596
UOB-Kay Hian Holdings	99,122	101,317
Value Partners Group	560,000	534,010
Vontobel Holding	16,500	837,364
VZ Holding	3,000	933,437
Westwood Holdings Group	15,000	815,250
WisdomTree Investments	18,000	290,340

Total		27,489,520

Consumer Finance - 1.5%
Credit Acceptance [1]	848	166,946
Discover Financial Services	13,900	722,661

Total		889,607

Diversified Financial Services - 10.1%
Bolsa Mexicana de Valores	372,000	583,585
Bolsas y Mercados Espanoles	10,500	354,875
Bursa Malaysia	160,000	293,439
CRISIL	14,000	392,385
Hellenic Exchanges - Athens Stock
Exchange	50,000	277,698
JSE	51,000	475,543
Leucadia National	31,000	628,060
MarketAxess Holdings	9,200	854,496
MSCI	8,700	517,302
SHUAA Capital [1]	580,000	89,771
Singapore Exchange	63,000	311,770
TMX Group	24,250	851,521
Warsaw Stock Exchange	19,000	190,849

Total		5,821,294

Hotels, Restaurants & Leisure - 0.2%
Thomas Cook (India)	30,600	94,835

Total		94,835

Insurance - 4.8%
E-L Financial	800	410,635
Greenlight Capital Re Cl. A [1]	18,600	414,408
Jardine Lloyd Thompson Group	11,900	183,646
Marsh & McLennan	8,000	417,760
RLI Corp.	10,300	551,359
State Auto Financial	33,800	770,978

Total		2,748,786

Internet Software & Services - 1.2%
Novation Companies [1,4]	223,459	58,256
Xoom Corporation [1]	25,900	644,392

Total		702,648

Investment Companies - 1.3%
RIT Capital Partners	33,500	760,650

Total		760,650

IT Services - 2.0%
Broadridge Financial Solutions	13,100	725,085
Vantiv Cl. A [1]	10,000	449,200

Total		1,174,285

Marine - 1.0%
Clarkson	18,000	555,637

Total		555,637

Media - 1.6%
Markit [1]	16,000	464,000
Morningstar	6,000	481,560

Total		945,560

Metals & Mining - 0.7%
Franco-Nevada Corporation	10,000	440,200

Total		440,200

Professional Services - 0.8%
Verisk Analytics Cl. A [1]	6,400	473,024

Total		473,024

Real Estate Management & Development - 0.6%
Midland Holdings [1]	800,000	331,326

Total		331,326

Software - 2.2%
Fair Isaac	7,400	625,300
SS&C Technologies Holdings	9,500	665,380

Total		1,290,680

Technology Hardware, Storage & Peripherals - 1.0%
Diebold	18,700	556,699

Total		556,699

Trading Companies & Distributors - 0.9%
Air Lease Cl. A	16,300	503,996

Total		503,996

Miscellaneous [5] - 4.6%
Total		2,642,138

TOTAL COMMON STOCKS
(Cost $53,229,594)		54,262,866

REPURCHASE AGREEMENT – 5.0%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $2,881,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at $2,940,206)
(Cost $2,881,000)		2,881,000

TOTAL INVESTMENTS – 99.1%
(Cost $56,110,594)		57,143,866

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.9%		515,000

NET ASSETS – 100.0%		$57,658,866

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.3%

Consumer Discretionary – 11.6%
Auto Components - 2.6%
Autoliv	28,600	$3,117,686
Gentex Corporation	222,796	3,453,338
Nokian Renkaat	35,000	1,134,596
Selamat Sempurna	2,382,400	727,410
STRATTEC SECURITY	8,829	556,757

		8,989,787

Automobiles - 0.2%
Thor Industries	16,740	867,132

Hotels, Restaurants & Leisure - 0.2%
Abu Dhabi National Hotels	642,000	454,464
MTY Food Group	9,500	226,590

		681,054

Household Durables - 0.3%
Forbo Holding	50	56,333
Hunter Douglas	27,600	1,172,621

		1,228,954

Media - 0.4%
Media Chinese International	322,600	38,544
Media Prima	155,000	42,283
Pico Far East Holdings	1,014,100	234,552
Saga Communications Cl. A	21,966	738,277
T4F Entretenimento [1]	134,800	98,605
Television Broadcasts	26,600	89,032

		1,241,293

Multiline Retail - 0.0%
New World Department Store China	667,000	113,248
Parkson Retail Asia	268,000	60,253

		173,501

Specialty Retail - 7.2%
American Eagle Outfitters	149,200	2,331,996
Ascena Retail Group [1]	102,984	1,432,508
Buckle (The)	81,879	3,027,067
Cato Corporation (The) Cl. A	68,610	2,334,798
DSW Cl. A	91,149	2,306,981
Fielmann	6,400	437,729
GameStop Corporation Cl. A	83,230	3,429,908
Genesco [1]	51,649	2,947,609
Lewis Group	196,000	878,154
Luk Fook Holdings (International)	472,200	1,186,991
Oriental Watch Holdings	807,800	108,976
Shoe Carnival	86,868	2,067,458
Stein Mart	156,796	1,517,785
USS	70,000	1,170,257

		25,178,217

Textiles, Apparel & Luxury Goods - 0.7%
Huvis Corporation	19,700	143,824
Le Saunda Holdings	380,710	98,293
Luen Thai Holdings	627,200	98,276
Movado Group	40,100	1,035,783
Stella International Holdings	100,000	245,153
Steven Madden [1]	19,508	714,383

		2,335,712

Total		40,695,650

Consumer Staples – 2.3%
Beverages - 0.1%
Compania Cervecerias Unidas ADR	10,500	232,575

Food & Staples Retailing - 0.5%
FamilyMart	6,000	274,602
Village Super Market Cl. A	57,967	1,368,601

		1,643,203

Food Products - 1.1%
Hormel Foods	56,000	3,545,360
Industrias Bachoco ADR	6,100	372,710

		3,918,070

Personal Products - 0.6%
Nu Skin Enterprises Cl. A	54,345	2,243,361

Total		8,037,209

Energy – 3.5%
Energy Equipment & Services - 3.0%
Atwood Oceanics	53,700	795,297
Helmerich & Payne	69,854	3,301,300
Oil States International [1]	21,700	567,021
Pason Systems	44,000	618,539
TGS-NOPEC Geophysical	100,900	1,865,070
Tidewater	76,500	1,005,210
Total Energy Services	7,500	82,109
Transocean	175,000	2,261,000

		10,495,546

Oil, Gas & Consumable Fuels - 0.5%
Cimarex Energy	5,600	573,888
Gaztransport Et Technigaz	22,700	1,179,578

		1,753,466

Total		12,249,012

Financials – 25.5%
Banks - 2.5%
Ames National	35,339	810,323
BLOM Bank GDR	63,000	604,800
BOK Financial	22,114	1,430,997
Camden National	23,322	942,209
City Holding Company	39,101	1,927,680
First Republic Bank	44,700	2,805,819
National Bankshares	8,400	261,324

		8,783,152

Capital Markets - 16.3%
Alaris Royalty	33,000	666,677
AllianceBernstein Holding L.P.	123,500	3,285,100
Apollo Global Management LLC Cl. A	157,300	2,702,414
ARA Asset Management	1,108,200	1,028,048
Artisan Partners Asset Management Cl. A	84,600	2,980,458
Ashmore Group	734,250	2,743,968
Aurelius	6,400	297,355
CETIP - Mercados Organizados	242,000	2,008,273
Close Brothers Group	18,000	407,312
Coronation Fund Managers	266,000	1,256,349
Diamond Hill Investment Group	22,900	4,260,316
Federated Investors Cl. B	128,500	3,713,650
GCA Savvian	11,400	143,372
Gluskin Sheff + Associates	51,700	771,723
GMP Capital	296,000	918,276
Invesco	19,900	621,477
Investec	20,000	153,307
Jupiter Fund Management	509,500	3,350,162
KKR & Co. L.P.	200,258	3,360,329
Oaktree Capital Group LLC Cl. A	16,400	811,800
Och-Ziff Capital Management
Group LLC Cl. A	108,100	943,713
SEI Investments	101,700	4,904,991
Sprott	735,700	1,306,564
State Street	55,900	3,757,039
Value Partners Group	2,527,200	2,409,909
VZ Holding	10,800	3,360,375
Waddell & Reed Financial Cl. A	61,105	2,124,621
Westwood Holdings Group	57,473	3,123,658

		57,411,236

Diversified Financial Services - 1.5%
Bolsa Mexicana de Valores	1,443,000	2,263,744
Hellenic Exchanges - Athens Stock
Exchange	158,000	877,526
Singapore Exchange	140,000	692,823
Warsaw Stock Exchange	135,400	1,360,051

		5,194,144

Insurance - 3.7%
Allied World Assurance Company
Holdings	14,994	572,321
Cincinnati Financial	43,500	2,340,300
E-L Financial	4,400	2,258,491
Erie Indemnity Cl. A	24,200	2,007,148
Marsh & McLennan	68,400	3,571,848
Reinsurance Group of America	25,955	2,351,263

		13,101,371

Real Estate Management & Development - 0.1%
Brasil Brokers Participacoes	69,200	30,546
E-House (China) Holdings ADR	19,200	114,048
Relo Holdings	2,300	226,644
Sun Frontier Fudousan	10,000	76,052

		447,290

Thrifts & Mortgage Finance - 1.4%
Genworth MI Canada	141,348	3,045,152
TrustCo Bank Corp. NY	287,860	1,681,102

		4,726,254

Total		89,663,447

Health Care – 4.4%
Health Care Equipment & Supplies - 2.2%
Atrion Corporation	10,500	3,937,080
DENTSPLY International	73,600	3,721,952

		7,659,032

Health Care Providers & Services - 1.2%
Aceto Corporation	4,000	109,800
MEDNAX [1]	4,200	322,518
Owens & Minor	120,100	3,835,994

		4,268,312

Health Care Technology - 0.1%
CompuGroup Medical	7,300	241,136
EMIS Group	9,000	143,111

		384,247

Pharmaceuticals - 0.9%
Recordati	82,300	1,900,810
Santen Pharmaceutical	104,000	1,401,626

		3,302,436

Total		15,614,027

Industrials – 23.2%
Aerospace & Defense - 1.0%
American Science and Engineering	46,145	1,640,916
HEICO Corporation Cl. A	36,132	1,640,754
Magellan Aerospace	25,700	304,664

		3,586,334

Air Freight & Logistics - 2.3%
C. H. Robinson Worldwide	33,500	2,270,630
Expeditors International of Washington	124,600	5,862,430

		8,133,060

Building Products - 0.7%
AAON	58,187	1,127,664
Geberit	1,000	306,168
TOTO	37,000	1,158,126

		2,591,958

Commercial Services & Supplies - 2.4%
Collection House	62,514	99,724
dorma+kaba Holding	2,100	1,290,969
Itoki Corporation	47,100	299,613
MSA Safety	35,000	1,398,950
Ritchie Bros. Auctioneers	90,092	2,331,581
Societe BIC	6,600	1,025,958
UniFirst Corporation	19,455	2,077,989

		8,524,784

Construction & Engineering - 0.6%
KBR	136,900	2,280,754

Electrical Equipment - 2.2%
AZZ	53,700	2,614,653
Hubbell Cl. B	36,400	3,092,180
Regal Beloit	30,200	1,704,790
Zumtobel Group	8,700	191,591

		7,603,214

Machinery - 8.9%
Alamo Group	46,309	2,164,946
CB Industrial Product Holding	258,200	109,827
China Metal International Holdings	352,000	94,606
CLARCOR	59,800	2,851,264
Donaldson Company	88,300	2,479,464
Federal Signal	128,429	1,760,762
Flowserve Corporation	20,100	826,914
Freund Corporation	11,700	111,334
Graco	52,100	3,492,263
IDEX Corporation	37,300	2,659,490
John Bean Technologies	81,556	3,119,517
Kennametal	9,000	224,010
KUKA [3]	5,100	390,475
Lincoln Electric Holdings	30,050	1,575,521
Lindsay Corporation	27,500	1,864,225
Luxfer Holdings ADR	6,000	64,740
Miller Industries	46,714	912,791
Nitto Kohki	5,800	111,654
Obara Group	5,400	212,659
Pfeiffer Vacuum Technology	13,500	1,555,707
Spirax-Sarco Engineering	33,892	1,438,846
Tennant Company	18,400	1,033,712
Valmont Industries	20,600	1,954,734
Zuiko Corporation	5,800	215,128

		31,224,589

Marine - 0.6%
Clarkson	67,400	2,080,550

Professional Services - 1.0%
ManpowerGroup	41,700	3,414,813

Road & Rail - 2.2%
Amerco	10,442	4,108,614
Globaltrans Investment GDR [1]	10,400	41,893
Knight Transportation	7,100	170,400
Landstar System	55,400	3,516,238

		7,837,145

Trading Companies & Distributors - 1.3%
Applied Industrial Technologies	113,227	4,319,610
Brammer	41,000	160,790

		4,480,400

Total		81,757,601

Information Technology – 11.3%
Communications Equipment - 0.8%
Brocade Communications Systems	225,106	2,336,600
TESSCO Technologies	25,949	545,967

		2,882,567

Electronic Equipment, Instruments & Components - 6.1%
Amphenol Corporation Cl. A	52,600	2,680,496
AVX Corporation	142,300	1,862,707
FLIR Systems	149,700	4,190,103
Littelfuse	30,263	2,758,472
MTS Systems	42,193	2,536,221
National Instruments	136,400	3,790,556
Vaisala Cl. A	48,000	1,273,019
Vishay Intertechnology	249,688	2,419,477

		21,511,051

IT Services - 1.6%
Broadridge Financial Solutions	55,200	3,055,320
Calian Technologies	22,396	273,552
Convergys Corporation	28,108	649,576
eClerx Services	40,600	990,285
ManTech International Cl. A	436	11,205
Metrofile Holdings	1,987,700	688,998

		5,668,936

Semiconductors & Semiconductor Equipment - 0.7%
Eugene Technology	11,665	118,193
MKS Instruments	70,208	2,354,074

		2,472,267

Software - 1.0%
Computer Modelling Group	140,000	1,188,610
Lectra	16,500	182,898
Silverlake Axis	105,360	42,665
SimCorp	14,000	705,575
TOTVS	150,000	1,140,371

		3,260,119

Technology Hardware, Storage & Peripherals - 1.1%
Diebold	127,000	3,780,790

Total		39,575,730

Materials – 10.2%
Chemicals - 2.3%
Balchem Corporation	25,050	1,522,288
Fujimori Kogyo	2,900	71,602
Innospec	38,050	1,769,706
Quaker Chemical	26,800	2,065,744
Stepan Company	60,600	2,521,566
Victrex	7,500	201,631

		8,152,537

Containers & Packaging - 2.1%
AptarGroup	68,600	4,524,856
Greif Cl. A	92,700	2,958,057

		7,482,913

Metals & Mining - 5.5%
Allegheny Technologies	106,900	1,515,842
Carpenter Technology	92,400	2,750,748
Compass Minerals International	38,100	2,985,897
Franco-Nevada Corporation	42,000	1,848,840
Randgold Resources ADR	20,000	1,181,800
Reliance Steel & Aluminum	104,506	5,644,369
Royal Gold	19,900	934,902
Worthington Industries	97,900	2,592,392

		19,454,790

Paper & Forest Products - 0.3%
Schweitzer-Mauduit International	23,000	790,740
Stella-Jones	3,840	123,818

		914,558

Total		36,004,798

Telecommunication Services – 1.1%
Diversified Telecommunication Services - 0.4%
Inmarsat	105,000	1,562,903

Wireless Telecommunication Services - 0.7%
Telephone and Data Systems	91,500	2,283,840

Total		3,846,743

Utilities – 0.9%
Water Utilities - 0.9%
Aqua America	116,400	3,081,108

Total		3,081,108

Miscellaneous [5] – 3.3%
Total		11,500,354

TOTAL COMMON STOCKS
(Cost $314,336,936)		342,025,679

REPURCHASE AGREEMENT – 3.1%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $10,955,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at
$11,175,863)
(Cost $10,955,000)		10,955,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.1%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $298,293)		298,293

TOTAL INVESTMENTS – 100.5%
(Cost $325,590,229)		353,278,972

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.5)%		(1,749,366)

NET ASSETS – 100.0%		$351,529,606

SCHEDULES OF INVESTMENTS
ROYCE EUROPEAN SMALL-CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.5%

Austria – 4.9%
Mayr-Melnhof Karton	5,100	$588,674
Schoeller-Bleckmann Oilfield Equipment	4,500	254,092
Semperit AG Holding	6,500	197,265

Total		1,040,031

Cyprus – 1.4%
Globaltrans Investment GDR [1]	72,200	290,837

Total		290,837

Denmark – 2.4%
Coloplast Cl. B	3,000	212,834
Zealand Pharma [1]	13,500	297,513

Total		510,347

Finland – 1.9%
Nokian Renkaat	12,500	405,213

Total		405,213

France – 22.3%
Altamir	20,000	221,623
Alten	6,000	308,222
Boiron	1,500	144,726
Gaztransport Et Technigaz	6,900	358,550
Interparfums	11,500	294,560
Lectra	25,000	277,119
Linedata Services	10,000	335,858
Manutan International	8,000	384,066
Neurones	15,000	276,556
Nexity	5,000	215,559
Robertet	700	175,258
Saft Groupe	4,800	157,075
SEB	3,000	276,738
Tarkett	9,000	210,188
Thermador Groupe	4,953	429,054
Vetoquinol	8,800	385,383
Virbac	1,600	276,444

Total		4,726,979

Germany – 8.9%
Amadeus Fire	2,200	195,305
Bertrandt	3,700	385,355
Fielmann	3,500	239,383
Gerry Weber International	8,500	128,477
KWS Saat	1,000	332,771
MorphoSys [1]	3,500	233,129
Takkt	12,000	225,182
Washtec	6,500	158,898

Total		1,898,500

Italy – 7.2%
Azimut Holding	12,500	269,016
B&C Speakers	30,000	248,337
De’Longhi	8,000	196,750
DiaSorin	7,400	323,823
Recordati	12,000	277,153
Reply	2,000	219,563

Total		1,534,642

Norway – 2.7%
Borregaard	40,000	241,205
TGS-NOPEC Geophysical	17,500	323,476

Total		564,681

Spain – 0.8%
Laboratorios Farmaceuticos Rovi	12,000	177,577

Total		177,577

Sweden – 3.3%
Addtech Cl. B	36,600	520,980
Hexpol	12,500	139,821
OEM International	2,238	30,776

Total		691,577

Switzerland – 8.5%
Bucher Industries	800	172,157
Burkhalter Holding	2,000	205,714
Carlo Gavazzi Holding	1,400	299,866
Kardex	3,000	198,766
Schaffner Holding	1,100	246,157
VZ Holding	2,200	684,521

Total		1,807,181

United Kingdom – 34.2%
Amec Foster Wheeler	12,500	135,827
Ashmore Group	95,000	355,025
Brammer	80,000	313,736
Circassia Pharmaceuticals [1]	20,000	88,702
Clarkson	20,000	617,374
Consort Medical	31,700	448,978
Diploma	37,500	377,878
e2v technologies	120,300	413,189
Elementis	91,400	308,986
FDM Group Holdings	30,000	218,888
Genus	15,000	322,782
HSS Hire Group	125,000	116,413
ITE Group	100,000	213,519
Jupiter Fund Management	20,000	131,508
Lakehouse [1]	110,000	161,108
Mears Group	40,000	233,668
Photo-Me International	100,000	237,600
Polypipe Group	100,000	499,037
Porvair	55,000	250,669
Senior	100,000	380,971
Spirax-Sarco Engineering	4,500	191,042
Synthomer	85,000	438,266
Treatt	85,000	207,716
Trifast	150,000	246,488
Xaar	42,500	360,460

Total		7,269,830

TOTAL COMMON STOCKS
(Cost $21,011,072)		20,917,395

REPURCHASE AGREEMENT – 4.3%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $906,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at $928,756)
(Cost $906,000)		906,000

TOTAL INVESTMENTS – 102.8%
(Cost $21,917,072)		21,823,395

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.8)%		(589,998)

NET ASSETS – 100.0%		$21,233,397

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL VALUE FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 87.3%

Australia – 0.7%
TFS Corporation	395,400	$424,203

Total		424,203

Austria – 1.2%
Mayr-Melnhof Karton	6,300	727,185

Total		727,185

Bermuda – 0.2%
Lazard Cl. A	3,200	138,560

Total		138,560

Brazil – 2.5%
CETIP - Mercados Organizados	65,000	539,412
MAHLE Metal Leve	83,700	486,218
TOTVS	60,000	456,149

Total		1,481,779

Canada – 4.6%
Absolute Software	38,700	230,837
Colliers International Group	2,000	81,180
goeasy	14,100	164,192
Magellan Aerospace	93,600	1,109,593
MTY Food Group	9,700	231,361
Richelieu Hardware	9,800	488,935
Ritchie Bros. Auctioneers	17,700	458,076

Total		2,764,174

China – 3.4%
AAC Technologies Holdings	50,500	316,210
E-House (China) Holdings ADR	77,500	460,350
Haitian International Holdings	187,700	310,918
TravelSky Technology	187,000	238,539
Xtep International Holdings	1,358,800	679,992

Total		2,006,009

Denmark – 0.1%
Zealand Pharma [1]	2,551	56,219

Total		56,219

Finland – 0.8%
Nokian Renkaat	15,000	486,255

Total		486,255

France – 3.7%
Alten	11,100	570,211
Lectra	21,310	236,216
Nexity	6,700	288,849
Technicolor	81,400	562,576
Thermador Groupe	3,100	268,538
Virbac	1,600	276,444

Total		2,202,834

Germany – 4.8%
ADLER Real Estate [1]	5,000	68,442
Aurelius	8,561	397,759
Bertrandt	2,300	239,546
Carl Zeiss Meditec	29,000	810,044
Fielmann	3,000	205,185
GFT Technologies	8,100	197,181
KWS Saat	1,100	366,048
Nemetschek	9,100	341,734
STRATEC Biomedical	4,500	261,692

Total		2,887,631

Hong Kong – 4.8%
I.T	1,531,000	393,878
Man Wah Holdings	375,000	367,852
New World Department Store China	3,433,000	582,880
Pacific Textiles Holdings	295,000	401,566
Television Broadcasts	98,100	328,348
Texwinca Holdings	223,800	202,160
Value Partners Group	622,600	593,704

Total		2,870,388

India – 1.8%
Apollo Tyres	100,000	276,066
Bajaj Finance	7,500	590,674
Motherson Sumi Systems	65,000	230,732

Total		1,097,472

Italy – 0.9%
Azimut Holding	10,000	215,213
DiaSorin	2,700	118,152
Recordati	9,000	207,865

Total		541,230

Japan – 12.9%
EPS Holdings	45,100	441,380
GCA Savvian	41,300	519,409
Horiba	10,000	365,916
Itoki Corporation	28,800	183,203
Leopalace21 Corporation [1]	87,200	408,691
Meitec Corporation	12,500	437,941
Miraca Holdings	5,400	229,678
MISUMI Group	42,500	439,948
Namura Shipbuilding	35,300	259,020
Nishikawa Rubber	12,400	181,672
Obara Group	20,000	787,626
Santen Pharmaceutical	15,400	207,549
SPARX Group	125,700	307,497
Sun Frontier Fudousan	34,400	261,619
Tokai Tokyo Financial Holdings	56,900	337,691
TOTO	23,350	730,871
Trancom	6,700	359,730
Trend Micro	9,000	318,760
USS	40,000	668,718
Zuiko Corporation	8,000	296,728

Total		7,743,647

Malaysia – 0.3%
CB Industrial Product Holding	400,000	170,142

Total		170,142

Mexico – 1.0%
Industrias Bachoco ADR	9,700	592,670

Total		592,670

Netherlands – 0.4%
Lucas Bols Holding [1]	11,937	240,293

Total		240,293

Norway – 2.1%
Borregaard	42,200	254,471
TGS-NOPEC Geophysical	35,000	646,952
Tomra Systems	37,400	351,900

Total		1,253,323

South Africa – 0.1%
Nampak	28,200	52,583

Total		52,583

South Korea – 0.3%
Huvis Corporation	27,200	198,579

Total		198,579

Spain – 0.7%
Atento [1]	38,400	405,120

Total		405,120

Switzerland – 3.9%
Belimo Holding	95	199,970
Burckhardt Compression Holding	500	161,973
Burkhalter Holding	1,400	144,000
Forbo Holding	250	281,666
Inficon Holding	700	195,697
LEM Holding	300	214,763
Partners Group Holding	1,000	339,756
VZ Holding	2,530	787,199

Total		2,325,024

Taiwan – 1.9%
Flytech Technology	100,340	287,764
Kinik Company	147,100	217,949
Makalot Industrial	36,327	299,279
Taiwan Paiho	119,800	328,673

Total		1,133,665

United Kingdom – 9.9%
Abcam	82,500	726,570
Ashmore Group	150,000	560,566
Berendsen	12,500	190,065
Brammer	26,000	101,964
Clarkson	29,500	910,626
Consort Medical	20,000	283,267
Diploma	20,000	201,535
e2v technologies	75,000	257,599
Elementis	55,000	185,933
EMIS Group	13,500	214,666
Fidessa Group	12,500	339,838
Kennedy Wilson Europe Real Estate	10,465	180,331
Senior	114,000	434,307
Spirax-Sarco Engineering	5,000	212,269
Synthomer	135,000	696,070
Victrex	7,500	201,631
Zeal Network	4,500	202,612

Total		5,899,849

United States – 24.3%
Advance Auto Parts	800	151,624
Alleghany Corporation [1]	785	367,466
Anixter International [1]	9,100	525,798
ANSYS [1]	2,600	229,164
Artisan Partners Asset Management Cl. A	11,200	394,576
Balchem Corporation	1,200	72,924
Bed Bath & Beyond [1]	4,800	273,696
BorgWarner	5,300	220,427
Cal-Maine Foods	4,820	263,220
Capella Education	1,600	79,232
Carlisle Companies	4,300	375,734
Carter’s	501	45,411
Century Casinos [1]	27,700	170,355
Coherent [1]	2,500	136,750
Copart [1]	5,100	167,790
Core-Mark Holding Company	1,077	70,490
Diodes [1]	3,500	74,795
Dollar Tree [1]	8,200	546,612
Dorman Products [1]	1,260	64,121
Drew Industries	11,000	600,710
DST Systems	2,700	283,878
Dun & Bradstreet	700	73,500
E*TRADE Financial [1]	6,900	181,677
Equifax	1,200	116,616
Evercore Partners Cl. A	1,800	90,432
Fenix Parts [1]	8,500	56,780
Finish Line (The) Cl. A	5,731	110,608
FLIR Systems	1,000	27,990
Forward Air	4,600	190,854
Genesee & Wyoming Cl. A [1]	2,500	147,700
Gentex Corporation	12,500	193,750
Hubbell Cl. B	1,000	84,950
IDEXX Laboratories [1]	1,400	103,950
IHS Cl. A [1]	1,300	150,800
Jones Lang LaSalle	700	100,639
Kaiser Aluminum	700	56,175
Kennedy-Wilson Holdings	23,800	527,646
Lam Research	1,100	71,863
Lincoln Electric Holdings	850	44,566
ManpowerGroup	6,900	565,041
Media General [1]	9,939	139,047
Mentor Graphics	4,700	115,761
Minerals Technologies	10,900	524,944
Mohawk Industries [1]	1,100	199,969
Mueller Industries	3,200	94,656
National Instruments	3,000	83,370
Neenah Paper	2,140	124,719
NVR [1]	120	183,026
Quaker Chemical	1,000	77,080
Reliance Steel & Aluminum	6,700	361,867
Rogers Corporation [1]	4,400	233,992
Sanderson Farms	3,100	212,567
SEI Investments	1,950	94,049
Sensient Technologies	3,800	232,940
Sotheby’s	4,700	150,306
Standard Motor Products	14,263	497,493
Thor Industries	13,700	709,660
Tiffany & Co.	1,100	84,942
Towers Watson & Co. Cl. A	1,700	199,546
UGI Corporation	9,500	330,790
Valmont Industries	7,000	664,230
Valspar Corporation (The)	700	50,316
Waste Connections	3,500	170,030
Waters Corporation [1]	1,300	153,673
Westlake Chemical	9,000	467,010
Westwood Holdings Group	4,200	228,270
Winnebago Industries	900	17,235
World Fuel Services	3,500	125,300

Total		14,537,098

TOTAL COMMON STOCKS
(Cost $57,018,402)		52,235,932

REPURCHASE AGREEMENT – 13.1%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $7,844,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at $8,004,750)
(Cost $7,844,000)		7,844,000

TOTAL INVESTMENTS – 100.4%
(Cost $64,862,402)		60,079,932

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.4)%		(213,027)

NET ASSETS – 100.0%		$59,866,905

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL SMALL-CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.4%

Australia – 1.0%
Magellan Financial Group	15,394	$206,235

Total		206,235

Austria – 0.8%
Mayr-Melnhof Karton	1,400	161,597

Total		161,597

Brazil – 1.1%
Grendene	36,000	160,091
T4F Entretenimento [1]	87,900	64,298

Total		224,389

Canada – 5.8%
Altus Group	16,711	256,456
Magellan Aerospace	25,000	296,366
Morneau Shepell	16,365	188,115
Richelieu Hardware	4,198	209,444
Stella-Jones	6,543	210,974

Total		1,161,355

China – 7.9%
E-House (China) Holdings ADR	70,144	416,655
Haitian International Holdings	160,705	266,202
Kingdee International Software Group	198,600	75,930
Minth Group	129,353	232,356
Pacific Online	840,300	273,460
Xtep International Holdings	657,100	328,836

Total		1,593,439

Finland – 1.2%
BasWare	5,600	244,939

Total		244,939

France – 4.5%
Gaztransport Et Technigaz	3,900	202,659
Nexity	6,135	264,490
Technicolor	40,218	277,957
Teleperformance	2,200	166,863

Total		911,969

Germany – 9.0%
ADLER Real Estate [1]	21,332	292,002
Aurelius	3,501	162,662
Deutz	19,100	64,031
Hella KGaA Hueck & Co.	4,837	174,785
KUKA	2,200	168,440
Norma Group	3,291	161,515
Rational	500	199,740
Takkt	12,400	232,688
XING	1,600	343,735

Total		1,799,598

Hong Kong – 10.7%
I.T	1,016,600	261,539
Man Wah Holdings	349,925	343,255
New World Department Store China	562,700	95,539
Pacific Textiles Holdings	189,635	258,139
Stella International Holdings	124,576	305,402
Television Broadcasts	64,000	214,213
Texwinca Holdings	342,841	309,690
Value Partners Group	179,234	170,915
Wasion Group Holdings	173,300	179,959

Total		2,138,651

India – 4.5%
Apollo Tyres	81,100	223,889
Bajaj Holdings & Investment	10,000	240,782
Shriram Transport Finance	16,400	229,098
Thomas Cook (India)	69,900	216,632

Total		910,401

Indonesia – 0.0%
Selamat Sempurna	500	153

Total		153

Italy – 3.1%
Banca Sistema [1]	42,400	190,676
Cerved Information Solutions	24,228	178,827
DiaSorin	5,600	245,055

Total		614,558

Japan – 15.9%
Iriso Electronics	3,800	166,095
Japan Aviation Electronics Industry	6,700	100,747
kabu.com Securities	53,200	173,316
Kenedix	92,600	309,595
Leopalace21 Corporation [1]	90,100	422,283
Meitec Corporation	3,700	129,631
Milbon	5,500	182,956
MISUMI Group	11,400	118,010
Nifco	4,700	161,302
Obara Group	6,400	252,040
Pasona Group	29,300	249,050
Square Enix Holdings	5,700	141,732
Tokai Tokyo Financial Holdings	31,100	184,573
Trancom	6,500	348,992
USS	14,300	239,067

Total		3,179,389

Malaysia – 1.0%
Kossan Rubber Industries	75,638	132,988
Media Prima	270,000	73,654

Total		206,642

Mexico – 2.8%
Grupo SIMEC Ser. B [1]	48,700	120,390
Industrias Bachoco ADR	7,083	432,771

Total		553,161

Netherlands – 1.1%
Brunel International	12,700	215,741

Total		215,741

Norway – 2.1%
Borregaard	42,190	254,411
Tomra Systems	16,677	156,915

Total		411,326

Singapore – 0.9%
ARA Asset Management	199,800	185,349

Total		185,349

South Korea – 1.8%
CJ Korea Express [1]	1,000	167,831
Handsome	3,400	112,680
Koh Young Technology	2,900	84,323

Total		364,834

Spain – 1.8%
Atento [1]	17,924	189,098
Axiare Patrimonio	13,200	180,408

Total		369,506

Sweden – 0.5%
Avanza Bank Holding	2,400	98,594

Total		98,594

Switzerland – 0.8%
VZ Holding	500	155,573

Total		155,573

Taiwan – 2.7%
Makalot Industrial	31,049	255,797
Siliconware Precision Industries ADR	9,706	61,002
Taiwan Paiho	85,000	233,199

Total		549,998

United Arab Emirates – 0.8%
Aramex	181,385	155,875

Total		155,875

United Kingdom – 11.6%
Brammer	29,505	115,710
Burford Capital	65,300	168,939
Cambian Group	18,300	78,067
Clarkson	6,499	200,616
Consort Medical	8,400	118,972
Diploma	20,528	206,855
e2v technologies	53,700	184,441
EMIS Group	9,709	154,384
Genus	6,451	138,818
Halma	13,100	143,302
Kennedy Wilson Europe Real Estate	15,000	258,477
Pendragon	144,200	90,723
Polypipe Group	22,600	112,782
RPC Group	12,200	117,200
Spirax-Sarco Engineering	3,114	132,201
Vertu Motors	94,400	95,692

Total		2,317,179

TOTAL COMMON STOCKS
(Cost $20,380,935)		18,730,451

REPURCHASE AGREEMENT – 6.5%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $1,307,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at $1,334,125)
(Cost $1,307,000)		1,307,000

TOTAL INVESTMENTS – 99.9%
(Cost $21,687,935)		20,037,451

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.1%		18,484

NET ASSETS – 100.0%		$20,055,935

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP OPPORTUNITY FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.1%

Consumer Discretionary – 16.0%
Automobiles - 0.5%
Winnebago Industries	10,000	$191,500

Hotels, Restaurants & Leisure - 4.0%
Belmond Cl. A [1]	33,000	333,630
Del Frisco’s Restaurant Group [1]	46,000	638,940
Ruby Tuesday [1]	70,000	434,700

		1,407,270

Household Durables - 4.9%
Beazer Homes USA [1]	20,000	266,600
Dixie Group [1]	60,600	506,616
Installed Building Products [1]	9,500	240,160
M.D.C. Holdings	9,000	235,620
New Home [1]	34,993	453,159

		1,702,155

Leisure Products - 1.1%
Black Diamond [1]	63,000	395,640

Media - 0.9%
Ballantyne Strong [1]	40,000	188,000
McClatchy Company (The) Cl. A [1]	130,167	126,262

		314,262

Specialty Retail - 4.6%
Guess?	13,500	288,360
TravelCenters of America LLC [1]	65,000	671,450
West Marine [1]	36,000	316,080
Zumiez [1]	20,300	317,289

		1,593,179

Total		5,604,006

Consumer Staples – 2.3%
Food Products - 1.5%
Landec Corporation [1]	44,171	515,476

Household Products - 0.8%
Central Garden & Pet [1]	18,040	279,079

Total		794,555

Energy – 2.0%
Energy Equipment & Services - 0.7%
Basic Energy Services [1]	35,500	117,150
Newpark Resources [1]	28,300	144,896

		262,046

Oil, Gas & Consumable Fuels - 1.3%
Ardmore Shipping	31,000	374,480
Pengrowth Energy	87,500	75,250

		449,730

Total		711,776

Financials – 5.1%
Banks - 0.8%
TriState Capital Holdings [1]	21,541	268,616

Insurance - 1.9%
James River Group Holdings	24,500	658,805

Real Estate Investment Trusts (REITs) - 2.4%
RAIT Financial Trust	35,000	173,600
Rouse Properties	43,000	669,940

		843,540

Total		1,770,961

Health Care – 10.4%
Biotechnology - 0.7%
CareDx [1]	60,914	254,011

Health Care Equipment & Supplies - 7.0%
Accuray [1]	102,000	509,490
Exactech [1]	34,855	607,523
Invacare Corporation	26,000	376,220
OraSure Technologies [1]	81,200	360,528
Trinity Biotech ADR Cl. A	50,000	572,000

		2,425,761

Health Care Providers & Services - 2.7%
Alliance HealthCare Services [1]	33,500	326,960
Civitas Solutions [1]	27,000	618,840

		945,800

Total		3,625,572

Industrials – 18.6%
Aerospace & Defense - 1.5%
Kratos Defense & Security Solutions [1]	121,000	510,620

Air Freight & Logistics - 1.6%
Atlas Air Worldwide Holdings [1]	16,000	552,960

Airlines - 1.1%
Virgin America [1]	11,000	376,530

Building Products - 0.5%
Builders FirstSource [1]	14,500	183,860

Commercial Services & Supplies - 1.7%
TRC Companies [1]	50,075	592,387

Construction & Engineering - 1.8%
Furmanite Corporation [1]	48,500	294,880
Northwest Pipe [1]	27,200	355,232

		650,112

Electrical Equipment - 5.3%
Encore Wire	19,400	633,798
General Cable	44,500	529,550
Power Solutions International [1]	30,500	692,655

		1,856,003

Machinery - 1.9%
Astec Industries	12,400	415,524
Mueller Water Products Cl. A	33,000	252,780

		668,304

Road & Rail - 3.2%
ArcBest Corporation	23,500	605,595
Covenant Transport Group Cl. A [1]	28,500	512,145

		1,117,740

Total		6,508,516

Information Technology – 24.8%
Communications Equipment - 2.8%
Aerohive Networks [1]	71,000	424,580
Applied Optoelectronics [1]	14,000	262,920
Oclaro [1]	125,000	287,500

		975,000

Electronic Equipment, Instruments & Components - 4.6%
Electro Scientific Industries	99,426	461,337
II-VI [1]	13,500	217,080
KEMET Corporation [1]	13,100	24,104
Newport Corporation [1]	51,000	701,250
Planar Systems [1]	14,059	81,542
TTM Technologies [1]	22,900	142,667

		1,627,980

Internet Software & Services - 7.9%
Amber Road [1]	127,212	536,834
Angie’s List [1]	63,000	317,520
Carbonite [1]	17,076	190,056
EarthLink Holdings	57,500	447,350
Limelight Networks [1]	100,000	191,000
MINDBODY Cl. A [1]	36,000	562,680
Monster Worldwide [1]	40,000	256,800
Tremor Video [1]	133,252	247,849

		2,750,089

Semiconductors & Semiconductor Equipment - 5.7%
Exar Corporation [1]	120,000	714,000
Inphi Corporation [1]	10,000	240,400
Kopin Corporation [1]	113,296	355,749
Mattson Technology [1]	60,000	139,800
OmniVision Technologies [1]	6,000	157,560
Rudolph Technologies [1]	17,003	211,687
SunEdison Semiconductor [1]	16,014	168,788

		1,987,984

Software - 3.8%
A10 Networks [1]	87,000	521,130
Datawatch Corporation [1]	82,876	487,311
Tangoe [1]	44,535	320,652

		1,329,093

Total		8,670,146

Materials – 7.5%
Chemicals - 5.0%
Calgon Carbon	47,015	732,494
Kraton Performance Polymers [1]	31,000	554,900
Schulman (A.)	14,000	454,580

		1,741,974

Construction Materials - 2.0%
U.S. Concrete [1]	15,000	716,850

Metals & Mining - 0.5%
Century Aluminum [1]	37,600	172,960

Total		2,631,784

Telecommunication Services – 0.5%
Diversified Telecommunication Services - 0.5%
Iridium Communications [1]	30,000	184,500

Total		184,500

Miscellaneous [5] – 4.9%
Total		1,708,041

TOTAL COMMON STOCKS
(Cost $36,628,802)		32,209,857

REPURCHASE AGREEMENT – 10.5%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $3,647,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at $3,720,156)
(Cost $3,647,000)		3,647,000

TOTAL INVESTMENTS – 102.6%
(Cost $40,275,802)		35,856,857

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.6)%		(894,341)

NET ASSETS – 100.0%		$34,962,516

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL MICRO-CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.0%

Australia – 3.7%
Collection House	53,970	$86,095
Imdex [1]	114,300	14,864
Medusa Mining [1]	32,800	8,815
TFS Corporation	60,351	64,747
Webjet	16,850	49,927

Total		224,448

Belgium – 0.3%
Picanol Group	350	18,008

Total		18,008

Brazil – 1.0%
T4F Entretenimento [1]	81,000	59,251

Total		59,251

Canada – 10.7%
Absolute Software	5,700	33,999
AirBoss of America	3,350	50,959
Altus Group	5,300	81,337
COM DEV International	11,850	38,893
Exco Technologies	4,700	51,209
FLYHT Aerospace Solutions [1]	59,050	8,407
goeasy	3,600	41,921
Magellan Aerospace	11,600	137,514
Morneau Shepell	5,100	58,624
MTY Food Group	1,700	40,548
Richelieu Hardware	700	34,924
Solium Capital [1]	12,100	63,379

Total		641,714

China – 5.1%
Daqo New Energy ADR [1]	2,800	44,772
E-House (China) Holdings ADR	24,300	144,342
Pacific Online	134,500	43,771
Xtep International Holdings	152,400	76,266

Total		309,151

Denmark – 2.2%
Zealand Pharma [1]	5,950	131,126

Total		131,126

Finland – 1.3%
BasWare	1,800	78,730

Total		78,730

France – 4.2%
aufeminin [1]	900	24,339
Cegedim [1]	700	28,180
Lectra	4,200	46,556
Neurones	2,550	47,014
Prodware	4,550	26,536
Tessi	200	25,453
Thermador Groupe	650	56,306

Total		254,384

Germany – 7.6%
Adler Modemaerkte	2,600	29,050
ADLER Real Estate [1]	9,500	130,040
Deutz	5,800	19,444
GFT Technologies	2,350	57,207
mutares	1,200	26,199
SQS Software Quality Systems	7,400	60,455
Tomorrow Focus [1]	17,700	61,662
XING	350	75,192

Total		459,249

Greece – 0.7%
Aegean Marine Petroleum Network	2,800	18,872
StealthGas [1]	4,800	21,552

Total		40,424

Hong Kong – 5.5%
China Metal International Holdings	209,800	56,388
I.T	335,000	86,185
Le Saunda Holdings	134,860	34,819
New World Department Store China	84,800	14,398
Oriental Watch Holdings	384,800	51,911
Pico Far East Holdings	304,600	70,451
Tse Sui Luen Jewellery (International)	57,200	15,055

Total		329,207

India – 1.4%
CCL Products India	9,000	32,482
eClerx Services	2,000	48,783

Total		81,265

Ireland – 1.9%
Ardmore Shipping	6,000	72,480
Trinity Biotech ADR Cl. A	3,700	42,328

Total		114,808

Israel – 2.4%
Fox Wizel	1,100	19,946
Nova Measuring Instruments [1]	4,950	47,619
Sarine Technologies	34,000	40,675
SuperCom [1]	4,500	36,000

Total		144,240

Italy – 0.4%
Banca Sistema [1]	5,300	23,807

Total		23,807

Japan – 17.0%
EPS Holdings	4,600	45,019
Freund Corporation	6,700	63,755
Fujimori Kogyo	800	19,752
GCA Savvian	2,600	32,699
Itoki Corporation	8,300	52,798
Leopalace21 Corporation [1]	14,900	69,834
Namura Shipbuilding	4,000	29,351
Nishikawa Rubber	3,600	52,744
Nitto Kohki	3,100	59,677
Obara Group	1,590	62,616
Pressance Corporation	2,000	78,522
Relo Holdings	600	59,125
SPARX Group	23,800	58,221
Sun Frontier Fudousan	5,800	44,110
T Hasegawa	2,600	33,959
Tenpos Busters	1,700	28,325
Tokai Corporation	1,100	30,390
Trancom	3,100	166,442
Zuiko Corporation	900	33,382

Total		1,020,721

Malaysia – 1.9%
Asia Brands	28,400	9,110
CB Industrial Product Holding	60,700	25,819
Media Prima	84,100	22,942
NTPM Holdings	100,700	16,448
Scientex	24,900	40,299

Total		114,618

Netherlands – 1.4%
AMG Advanced Metallurgical Group	3,100	23,168
Lucas Bols Holding [1]	2,900	58,377

Total		81,545

Norway – 2.2%
Borregaard	9,450	56,985
Kongsberg Automotive [1]	68,700	34,260
Oslo Bors VPS Holding	3,700	37,812

Total		129,057

Poland – 0.6%
Warsaw Stock Exchange	3,700	37,165

Total		37,165

Singapore – 1.1%
Asian Pay Television Trust	64,400	35,534
Hour Glass (The)	2,800	1,338
Parkson Retail Asia	117,400	26,395

Total		63,267

South Africa – 2.0%
Metrofile Holdings	132,450	45,911
Net 1 UEPS Technologies [1]	4,500	75,330

Total		121,241

South Korea – 2.8%
Eugene Technology	5,258	53,275
Handsome	900	29,827
Huvis Corporation	1,650	12,046
ISC	800	17,207
Koh Young Technology	900	26,169
Samjin Pharmaceutical	1,400	31,256

Total		169,780

Spain – 0.9%
Atento [1]	5,100	53,805

Total		53,805

Sweden – 2.2%
Inwido	6,000	61,881
Nolato Cl. B	1,850	46,498
Recipharm Cl. B	1,400	25,635

Total		134,014

Taiwan – 6.7%
Flytech Technology	19,824	56,853
Hota Industrial Manufacturing	18,000	57,957
Kinik Company	28,000	41,486
Lumax International	38,300	50,648
Makalot Industrial	7,927	65,306
Shih Her Technologies	32,600	35,718
Taiwan Paiho	34,700	95,200

Total		403,168

United Arab Emirates – 0.7%
Aramex	48,300	41,507

Total		41,507

United Kingdom – 7.8%
BrainJuicer Group	4,100	22,422
Cambian Group	5,500	23,463
Character Group	4,700	35,975
Clarkson	1,100	33,956
Hargreaves Services	3,100	16,112
Mattioli Woods	3,900	35,998
Norcros	26,670	74,705
Pendragon	85,200	53,603
RPC Group	3,700	35,544
Trifast	36,300	59,650
Vertu Motors	24,600	24,937
Zeal Network	1,100	49,527

Total		465,892

United States – 1.3%
Century Casinos [1]	13,000	79,950

Total		79,950

TOTAL COMMON STOCKS
(Cost $6,466,394)		5,825,542

REPURCHASE AGREEMENT – 3.2%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $192,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at $200,119)
(Cost $192,000)		192,000

TOTAL INVESTMENTS – 100.2%
(Cost $6,658,394)		6,017,542

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(12,190)

NET ASSETS – 100.0%		$6,005,352

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.7%

Austria – 2.7%
Mayr-Melnhof Karton	1,900	$219,310

Total		219,310

Brazil – 3.9%
CETIP - Mercados Organizados	20,000	165,973
TOTVS	20,000	152,049

Total		318,022

China – 1.2%
TravelSky Technology	75,000	95,671

Total		95,671

Denmark – 1.5%
SimCorp	2,500	125,996

Total		125,996

Finland – 2.0%
Nokian Renkaat	5,000	162,085

Total		162,085

France – 4.1%
Thermador Groupe	1,700	147,263
Virbac	1,100	190,055

Total		337,318

Germany – 10.1%
Bertrandt	1,800	187,470
Carl Zeiss Meditec	8,000	223,460
Fielmann	1,600	109,432
KWS Saat	500	166,386
STRATEC Biomedical	2,500	145,385

Total		832,133

Hong Kong – 1.2%
Value Partners Group	103,500	98,696

Total		98,696

India – 5.7%
Bajaj Finance	3,100	244,145
Kewal Kiran Clothing	3,980	130,855
Motherson Sumi Systems	25,900	91,938

Total		466,938

Italy – 5.1%
Azimut Holding	5,000	107,607
DiaSorin	3,100	135,655
Recordati	7,700	177,840

Total		421,102

Japan – 14.4%
Horiba	5,500	201,254
Meitec Corporation	6,900	241,743
MISUMI Group	16,500	170,803
TOTO	5,750	179,979
Trend Micro	4,800	170,005
USS	13,500	225,693

Total		1,189,477

Norway – 2.0%
TGS-NOPEC Geophysical	9,000	166,359

Total		166,359

Switzerland – 20.1%
Belimo Holding	70	147,346
Burckhardt Compression Holding	450	145,775
Burkhalter Holding	1,225	126,000
dorma+kaba Holding	230	141,392
Forbo Holding	170	191,533
Inficon Holding	600	167,741
LEM Holding	280	200,445
Partners Group Holding	675	229,336
VZ Holding	1,000	311,146

Total		1,660,714

United Kingdom – 22.7%
Abcam	22,500	198,156
Ashmore Group	33,100	123,698
Berendsen	5,500	83,629
Clarkson	8,500	262,384
Consort Medical	13,300	188,373
Diploma	8,300	83,637
e2v technologies	40,000	137,386
Elementis	50,000	169,030
Fidessa Group	6,700	182,153
Senior	37,500	142,864
Spirax-Sarco Engineering	3,500	148,588
Victrex	5,700	153,239

Total		1,873,137

TOTAL COMMON STOCKS
(Cost $7,456,905)		7,966,958

REPURCHASE AGREEMENT – 7.1%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $589,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at $605,488)
(Cost $589,000)		589,000

TOTAL INVESTMENTS – 103.8%
(Cost $8,045,905)		8,555,958

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.8)%		(316,716)

NET ASSETS – 100.0%		$8,239,242

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY MULTI-CAP FUND
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.8%

Consumer Discretionary – 29.5%
Auto Components - 4.6%
Lear Corporation	82,500	$8,974,350

Distributors - 4.2%
Genuine Parts	99,000	8,206,110

Media - 5.8%
Scripps Networks Interactive Cl. A	173,000	8,509,870
Viacom Cl. B	65,000	2,804,750

		11,314,620

Multiline Retail - 6.3%
Nordstrom	170,000	12,190,700

Specialty Retail - 8.5%
Bed Bath & Beyond [1]	200,000	11,404,000
Dicks Sporting Goods	58,400	2,897,224
Gap (The)	79,000	2,251,500

		16,552,724

Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Cl. A	2,200	259,952

Total		57,498,456

Financials – 7.7%
Capital Markets - 7.7%
Franklin Resources	150,000	5,589,000
T. Rowe Price Group	137,000	9,521,500

Total		15,110,500

Health Care – 0.4%
Pharmaceuticals - 0.4%
Johnson & Johnson	7,900	737,465

Total		737,465

Industrials – 27.2%
Aerospace & Defense - 2.3%
Raytheon Company	36,000	3,933,360
United Technologies	6,000	533,940

		4,467,300

Electrical Equipment - 4.3%
Emerson Electric	125,000	5,521,250
Rockwell Automation	28,500	2,891,895

		8,413,145

Industrial Conglomerates - 1.7%
3M	22,800	3,232,356

Machinery - 9.6%
Cummins	2,200	238,876
Dover Corporation	65,000	3,716,700
Illinois Tool Works	69,500	5,720,545
Lincoln Electric Holdings	31,000	1,625,330
Parker Hannifin	77,400	7,531,020

		18,832,471

Professional Services - 7.6%
ManpowerGroup	165,000	13,511,850
Robert Half International	24,600	1,258,536

		14,770,386

Trading Companies & Distributors - 1.7%
Grainger (W.W.)	15,500	3,332,655

Total		53,048,313

Information Technology – 21.8%
Communications Equipment - 6.7%
Cisco Systems	500,000	13,125,000

Electronic Equipment, Instruments & Components - 1.9%
Avnet	88,000	3,755,840

Software - 7.5%
Microsoft Corporation	275,000	12,171,500
Symantec Corporation	125,000	2,433,750

		14,605,250

Technology Hardware, Storage & Peripherals - 5.7%
Apple	100,500	11,085,150

Total		42,571,240

Materials – 2.2%
Metals & Mining - 2.2%
Nucor Corporation	116,000	4,355,800

Total		4,355,800

TOTAL COMMON STOCKS
(Cost $163,621,651)		173,321,774

REPURCHASE AGREEMENT – 8.1%
Fixed Income Clearing Corporation,
0.00% dated 9/30/15, due 10/1/15,
maturity value $15,681,000 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/31/21, valued at
$15,999,238)
(Cost $15,681,000)		15,681,000

TOTAL INVESTMENTS – 96.9%
(Cost $179,302,651)		189,002,774

CASH AND OTHER ASSETS
LESS LIABILITIES – 3.1%		6,117,027

NET ASSETS – 100.0%		$195,119,801

[1]	Non-income producing.
[2]
At September 30, 2015, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[3]	All or a portion of these securities were on loan at September 30, 2015. Total market value of loaned securities as of September 30, 2015, was as follows:
Market Value
Royce Pennsylvania Mutual Fund	$38,244,683
Royce Micro-Cap Fund	13,358,039
Royce Premier Fund	40,736,388
Royce Low-Priced Stock Fund	14,770,732
Royce Total Return Fund	8,237,862
Royce Heritage Fund	1,366,403
Royce Opportunity Fund	63,534,031
Royce Smaller-Companies Growth Fund	62,231,317
Royce Small-Cap Leaders Fund	942,990
Royce Dividend Value Fund	285,319
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	Includes securities first acquired in 2015 and less than 1% of net assets.
[6]
A security for which market quotations are not readily available represents 0.3% of net assets for Royce Micro-Cap Fund. This security has been valued at its fair value under procedures approved by the Fund’s Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

Tax Information:
At September 30, 2015, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized

	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Pennsylvania Mutual Fund	$2,769,502,046	$725,797,138	$1,031,353,687	$305,556,549
Royce Micro-Cap Fund	308,797,728	12,300,725	61,959,517	49,658,792
Royce Premier Fund	2,271,789,332	1,196,604,950	1,352,538,032	155,933,082
Royce Low-Priced Stock Fund	411,109,997	17,580,011	65,204,875	47,624,864
Royce Total Return Fund	2,519,059,269	830,447,931	1,094,780,829	264,332,898
Royce Heritage Fund	182,633,564	15,665,946	29,591,521	13,925,575
Royce Opportunity Fund	1,744,395,496	(62,788,704)	290,510,705	353,299,409
Royce Special Equity Fund	1,543,859,103	223,066,661	288,458,121	65,391,460
Royce Small-Cap Value Fund	611,062,170	(3,246,333)	57,902,179	61,148,512
Royce Smaller-Companies Growth Fund	607,757,388	133,150,786	185,628,752	52,477,966
Royce Small-Cap Leaders Fund	116,169,361	10,041,370	20,632,963	10,591,593
Royce Micro-Cap Discovery Fund	5,269,615	(563,253)	420,770	984,023
Royce Global Financial Services Fund	56,133,263	1,010,603	7,765,579	6,754,976
Royce Dividend Value Fund	325,820,078	27,458,894	69,477,972	42,019,078
Royce European Small-Cap Fund	21,929,737	(106,342)	2,067,691	2,174,033
Royce Global Value Fund	64,885,683	(4,805,751)	4,068,450	8,874,201
Royce International Small-Cap Fund	21,744,173	(1,706,722)	1,023,627	2,730,349
Royce Micro-Cap Opportunity Fund	40,314,281	(4,457,424)	1,532,910	5,990,334
Royce International Micro-Cap Fund	6,670,543	(653,001)	509,802	1,162,803
Royce International Premier Fund	8,046,484	509,474	1,070,984	561,510
Royce Special Equity Multi-Cap Fund	179,412,762	9,590,012	20,759,824	11,169,812

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2015. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Royce Pennsylvania Mutual Fund
Common Stocks	$3,304,659,475	$82,208,027	$–	$3,386,867,502
Cash Equivalents	40,050,682	68,381,000	–	108,431,682
Royce Micro-Cap Fund
Common Stocks	283,409,580	9,305,202	1,049,127	293,763,909
Cash Equivalents	13,736,544	13,598,000	–	27,334,544
Royce Premier Fund
Common Stocks	3,285,195,576	87,596,301	–	3,372,791,877
Cash Equivalents	42,176,405	53,426,000	–	95,602,405
Royce Low-Priced Stock Fund
Common Stocks	368,327,876	22,334,610	–	390,662,486
Cash Equivalents	15,341,522	22,686,000	–	38,027,522
Royce Total Return Fund
Common Stocks	3,032,844,662	168,112,090	–	3,200,956,752
Cash Equivalents	8,879,448	139,671,000	–	148,550,448
Royce Heritage Fund
Common Stocks	164,413,873	22,281,839	–	186,695,712
Cash Equivalents	1,391,798	10,212,000	–	11,603,798
Royce Opportunity Fund
Common Stocks	1,536,627,058	29,289	–	1,536,656,347
Cash Equivalents	64,674,445	80,276,000	–	144,950,445
Royce Special Equity Fund
Common Stocks	1,638,066,323	3,987,441	–	1,642,053,764
Cash Equivalents	–	124,872,000	–	124,872,000
Royce Small-Cap Value Fund
Common Stocks	585,079,837	–	–	585,079,837
Cash Equivalents	–	22,736,000	–	22,736,000
Royce Smaller-Companies Growth Fund
Common Stocks	606,654,735	53,493,852	–	660,148,587
Cash Equivalents	65,010,587	15,749,000	–	80,759,587
Royce Small-Cap Leaders Fund
Common Stocks	117,035,597	1,274,310	–	118,309,907
Cash Equivalents	993,824	6,907,000	–	7,900,824
Royce Micro-Cap Discovery Fund
Common Stocks	4,437,362	–	–	4,437,362
Cash Equivalents	–	269,000	–	269,000
Royce Global Financial Services Fund
Common Stocks	42,069,661	12,193,205	–	54,262,866
Cash Equivalents	–	2,881,000	–	2,881,000
Royce Dividend Value Fund
Common Stocks	289,365,341	52,660,338	–	342,025,679
Cash Equivalents	298,293	10,955,000	–	11,253,293
Royce European Small-Cap Fund
Common Stocks	233,129	20,684,266	–	20,917,395
Cash Equivalents	–	906,000	–	906,000
Royce Global Value Fund
Common Stocks	20,379,751	31,856,181	–	52,235,932
Cash Equivalents	–	7,844,000	–	7,844,000
Royce International Small-Cap Fund
Common Stocks	2,683,727	16,046,724	–	18,730,451
Cash Equivalents	–	1,307,000	–	1,307,000
Royce Micro-Cap Opportunity Fund
Common Stocks	32,209,857	–	–	32,209,857
Cash Equivalents	–	3,647,000	–	3,647,000
Royce International Micro-Cap Fund
Common Stocks	1,408,399	4,417,143	–	5,825,542
Cash Equivalents	–	192,000	–	192,000
Royce International Premier Fund
Common Stocks	318,023	7,648,935	–	7,966,958
Cash Equivalents	–	589,000	–	589,000
Royce Special Equity Multi-Cap Fund
Common Stocks	173,321,774	–	–	173,321,774
Cash Equivalents	–	15,681,000	–	15,681,000

For the nine months ended September 30, 2015, certain securities have transferred in and out of Level 1 and Level 2 measurements. The Funds recognize transfers between levels as of the end of the reporting period. At September 30, 2015, the following Funds had securities transfer from Level 1 to Level 2 and from Level 2 to Level 1 within the fair value hierarchy:

	Transfers from		Transfers from
	Level 1 to Level 2		Level 2 to Level 1

Royce Dividend Value Fund	$60,253	Royce Heritage Fund	$ 1,519,687
Royce International Micro-Cap Fund	26,395	Royce Global Financial Services Fund	788,372
		Royce Dividend Value Fund	3,277,795
		Royce Global Value Fund	1,481,779
		Royce International Small-Cap Fund	160,091
		Royce International Micro-Cap Fund	68,361
		Royce International Premier Fund	318,022

Level 3 Reconciliation:

			Realized and Unrealized
	Balance as of 12/31/14	Sales	Gain (Loss)	Balance as of 9/30/15

Royce Micro-Cap Fund
Common Stocks	$1,049,127	$–	$ –	$1,049,127
Royce International Micro-Cap Fund
Common Stocks	529	0	(529)	–

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	9/30/15	Technique(s)	Input(s)	Range Average	Input[1]

Royce Micro-Cap Fund
Common Stocks	$1,049,127	Market Approach	Liquidity Discount	30%	Decrease

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Fund’s securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2015:

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/14	12/31/14	Purchases	Sales	(Loss)	Income	9/30/15	9/30/15

Royce Pennsylvania Mutual Fund
America’s Car-Mart[1]	500,900	$26,738,042	$-	$3,141,785	$2,230,599	$-
Destination Maternity[1]	648,466	10,343,033	793,983	1,207,054	(646,010)	275,779
DTS	1,007,929	30,993,817	891,968	2,462,797	8,629	-	953,629	$25,461,894
Fabrinet[1]	1,790,355	31,760,898	367,716	14,364,245	2,094,765	-
FRP Holdings	254,400	9,975,024	11,154,081	795,408	(105,082)	-	546,212	16,462,830
Key Tronic	681,935	5,414,564	5,260	348,297	(45,127)	-	652,735	6,540,405
PICO Holdings	1,319,011	24,863,357	2,063,566	6,792,718	(2,589,517)	-	1,155,841	11,188,541
Preformed Line Products	352,478	19,255,873	-	2,689,249	(1,377,045)	197,767	320,878	11,920,618
STRATTEC SECURITY	263,950	21,796,991	1,792,804	1,684,383	(307,561)	96,436	267,950	16,896,927
Weyco Group	590,500	17,520,135	-	926,000	333,591	334,471	544,200	14,715,168
		198,661,734			(402,758)	904,453		103,186,383
Royce Micro-Cap Fund
Key Technology[1]	339,814	4,349,619	-	1,044,620	29,790	-
Truett-Hurst Cl. A1	191,900	758,005	-	1,148,176	(731,451)	-
		5,107,624			(701,661)	-
Royce Premier Fund
Acacia Research[1]	3,075,472	52,098,496	-	67,134,113	(28,531,187)	167,904
Benchmark Electronics [1]	2,702,100	68,741,424	-	9,095,733	423,440	-
Cabot Microelectronics [1]	1,321,074	62,513,222	-	9,321,601	6,891,959	-
Forward Air	1,360,228	68,514,684	18,353,210	5,731,285	1,711,926	500,002	1,590,628	65,995,156
Globe Specialty Metals [1]	5,094,972	87,786,367	-	73,194,473	18,399,483	289,206
Kennedy-Wilson Holdings [1]	5,318,014	134,545,754	-	57,949,526	4,019,262	1,449,929
MKS Instruments [1]	3,028,910	110,858,106	-	13,426,880	2,997,621	1,396,502
Pason Systems	3,981,100	75,009,708	10,245,135	4,532,473	(1,086,709)	1,724,279	4,467,500	62,802,773
Ritchie Bros. Auctioneers [1]	5,442,714	146,354,580	-	40,490,941	11,731,835	1,926,555
Schnitzer Steel Industries Cl. A1	1,795,805	40,513,361	-	56,990,886	(26,764,674)	327,695
SEACOR Holdings	982,527	72,520,318	15,674,160	4,123,622	(591,041)	-	1,174,327	70,236,498
Semperit AG Holding[1]	1,927,361	93,265,167	-	49,316,454	(9,511,425)	8,095,993
Simpson Manufacturing[1]	2,630,933	91,030,282	-	27,426,447	16,624,749	1,154,278
Sun Hydraulics	1,252,333	49,316,874	23,124,253	-		601,737	1,872,426	51,435,542
Thor Industries [1]	3,761,457	210,152,602	-	66,368,536	57,748,532	1,239,003
Trican Well Service[1]	8,450,100	40,512,186	-	74,979,907	(49,934,405)	-
Unit Corporation[1]	2,586,073	88,185,089	-	74,583,273	(31,275,698)	-
		1,491,918,220			(27,146,332)	18,873,083		250,469,969
Royce Low-Priced Stock Fund
Tecumseh Products [1]	1,207,365	3,730,758	-	3,651,516	2,346,072	-
		3,730,758			2,346,072	-
Royce Total Return Fund
Chase Corporation	773,974	27,855,324	-	1,413,454	2,003,829	-	684,674	26,969,309
Houston Wire & Cable	1,378,225	16,469,789	-	709,000	(176,903)	482,793	1,328,225	8,420,947
Landauer	553,400	18,893,076	-	1,920,217	(630,128)	431,035	515,300	19,060,947
Mueller (Paul) Company	116,700	5,391,540	-	-	-	-	116,700	3,384,300
Starrett (L.S.) Company (The) Cl. A	529,400	10,550,942	-	-	-	158,820	529,400	6,395,152
		79,160,671			1,196,798	1,072,648		64,230,655
Royce Opportunity Fund
A. M. Castle & Co.	626,832	5,002,119	4,310,265	1,854,187	(1,008,172)	-	1,579,483	3,506,452
Amtech Systems	252,710	2,565,006	1,593,014	9	(7)	-	697,086	2,997,470
BTU International[1]	806,549	2,653,546	-	-	-	-
Dixie Group	845,735	7,755,390	239,549	82,454	2,205	-	864,535	7,227,513
Identiv[1]	526,268	7,309,863	1,325,080	2,513,799	(1,803,385)	-
LMI Aerospace	702,037	9,898,722	1,499,552	228,552	(70,955)	-	819,530	8,424,769
Northwest Pipe	386,556	11,643,067	2,932,344	993,238	(300,278)	-	512,994	6,699,702
Pericom Semiconductor[1]	1,221,199	16,535,034	-	10,150,426	9,560,251	176,399
Planar Systems [1]	1,079,499	9,035,407	1,053,770	3,304,574	1,547,468	-
SigmaTron International	345,772	2,309,757	-	-	-	-	345,772	2,430,777
Spire Corporation[1]	675,600	172,278	3,599	646,574	(623,699)	-
TRC Companies [1]	1,740,430	11,034,326	-	4,275,428	(1,744,357)	-
		85,914,515			5,559,071	176,399		31,286,683
Royce Special Equity Fund
Atrion Corporation[1]	115,000	39,101,150	-	8,331,780	30,159,230	36,000
AVX Corporation	9,900,000	138,600,000	-	15,115,847	3,168,558	2,950,500	8,600,000	112,574,000
Bowl America Cl. A	343,048	4,912,447	-	262,801	147,764	170,347	315,948	4,568,608
Children’s Place	2,170,000	123,690,000	5,876	32,566,839	8,328,555	796,305	1,540,100	88,817,567
CSS Industries	972,385	26,876,721	-	2,671,563	1,094,851	499,029	840,000	22,125,600
Finish Line (The) Cl. A	4,775,000	116,080,250	-	31,952,061	5,932,890	1,062,522	3,285,000	63,400,500
Foster (L.B.) Company[1]	1,000,000	48,570,000	-	28,504,045	(11,427,135)	105,680
Frisch’s Restaurants [1]	505,100	13,536,680	-	10,669,456	6,497,161	194,060
Haverty Furniture[1]	985,163	21,683,438	4,925,296	1,975,694	128,540	284,012
Hawkins	955,432	41,398,869	1,706,901	1,884,437	2,594,271	723,834	890,000	34,265,000
Hooker Furniture			14,204,616	452,299	36,689	75,781	551,106	12,973,035
Hurco Companies	479,319	16,339,985	2,200,485	480,149	913,171	117,477	508,000	13,329,920
Meredith Corporation[1]	2,375,000	129,010,000	859,808	21,031,315	9,779,839	2,757,627
National Presto Industries	656,500	38,103,260	-	15,971,937	(235,384)	2,658,825	455,000	38,338,300
Neenah Paper	1,272,808	76,712,138	5,969,070	4,464,183	1,897,767	1,149,692	1,270,000	74,015,600
Park Electrochemical	1,458,382	36,357,463	6,855,173	1,996,600	694,640	2,487,023	1,690,883	29,742,632
ScanSource[1]	2,400,000	96,384,000	-	65,198,334	(3,122,588)	-
Scholastic Corporation[1]	2,725,000	99,244,500	399,690	39,249,563	10,030,741	866,250
Schweitzer-Mauduit International[1]	2,300,000	97,290,000	-	64,271,107	(8,491,174)	1,881,000
Standard Motor Products	2,268,000	86,456,160	-	4,032,594	2,608,306	993,750	2,089,000	72,864,320
UniFirst Corporation	1,542,278	187,309,663	-	10,605,622	9,434,598	167,046	1,370,000	146,329,700
Universal Corporation[1]	1,900,000	83,562,000	-	84,980,000	(1,708,826)	1,747,928
Weis Markets [1]	1,486,100	71,065,302	63,176	9,753,243	697,282	1,276,830
		1,592,284,026			69,159,746	23,001,518		713,344,782

[1]	Not an Affiliated Company at September 30, 2015.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, The Royce Fund
Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, The Royce Fund
Date: November 23, 2015

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, The Royce Fund
Date: November 23, 2015